UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-2538
                                   ---------

                           Touchstone Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                303 Broadway, Suite 1100, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

             Jill T. McGruder, 303 Broadway, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 362-8000
                                                   ----------------

Date of fiscal year end:      9/30/06
                              -------

Date of reporting period:     3/31/06
                              -------

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Fund Touchstone High Yield Fund Touchstone Institutional Money Market Fund Touchstone U.S. Government Money Market Fund Touchstone Core Bond Fund Institutional Money Market Fund Touchstone Money Market Fund Touchstone Core Bond Fund Touchstone High Yield Fund Touchstone Money Market Fund Touchstone U.S.Government Money Market Fund Fund Touchstone Institutional Money Market Fund


                                                      March 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

[LOGO] TOUCHSTONE
       INVESTMENTS

--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------


Touchstone Core Bond Fund

Touchstone High Yield Fund

Touchstone Institutional Money Market Fund

Touchstone Money Market Fund

Touchstone U.S. Government Money Market Fund






         RESEARCH     o     DESIGN     o     SELECT     o     MONITOR

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            Page
--------------------------------------------------------------------------------
Tabular Presentation of Portfolios of Investments                              3
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                         4-6
--------------------------------------------------------------------------------
Statements of Operations                                                     7-8
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                         9-11
--------------------------------------------------------------------------------
Financial Highlights                                                       12-20
--------------------------------------------------------------------------------
Notes to Financial Statements                                              21-31
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
       Core Bond Fund                                                      32-35
--------------------------------------------------------------------------------
       High Yield Fund                                                     36-39
--------------------------------------------------------------------------------
       Institutional Money Market Fund                                     40-44
--------------------------------------------------------------------------------
       Money Market Fund                                                   45-48
--------------------------------------------------------------------------------
       U.S. Government Money Market Fund                                   49-50
--------------------------------------------------------------------------------
Notes to Portfolios of Investments                                            51
--------------------------------------------------------------------------------
Other Items                                                                52-53
--------------------------------------------------------------------------------

TABULAR PRESENTATION OF PORTFOLIOS OF INVESTMENTS
--------------------------------------------------------------------------------
The illustrations below provide each Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

                        AS OF MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
                                 CORE BOND FUND
                                 --------------
CREDIT ANALYSIS                                     (% OF INVESTMENT SECURITIES)
U.S. Treasury                                                               10.7
U.S. Agency                                                                 33.8
AAA/Aaa                                                                     26.2
AA/Aa                                                                        2.6
A/A                                                                         12.8
BBB/Baa                                                                     11.3
Other                                                                        2.6
                                                                         -------
TOTAL                                                                      100.0
                                                                         -------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                 HIGH YIELD FUND
                                 ---------------
CREDIT ANALYSIS                                     (% OF INVESTMENT SECURITIES)
AAA/Aaa                                                                      1.7
BBB/Baa                                                                      4.9
BB/Ba                                                                       37.7
B/B                                                                         51.4
CCC/Caa                                                                      4.3
                                                                         -------
TOTAL                                                                      100.0
                                                                         -------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  INSTITUTIONAL
                                MONEY MARKET FUND
                                -----------------
CREDIT ANALYSIS                                     (% OF INVESTMENT SECURITIES)
A-1/P-1F-1                                                                  99.8
FW1(NR)*                                                                     0.2
                                                                         -------
TOTAL                                                                      100.0
                                                                         -------

PORTFOLIO ALLOCATION                                (% OF INVESTMENT SECURITIES)
Variable Rate Demand Notes                                                  50.8
Corporate Bonds/Commercial Paper                                            35.0
Bank CD/Time Deposit                                                         4.9
Repurchase Agreements                                                        4.7
U.S. Government Agency                                                       2.7
Taxable Municipal Bonds                                                      1.9
                                                                         -------
TOTAL                                                                      100.0
                                                                         -------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               MONEY MARKET FUND
                               -----------------
CREDIT ANALYSIS                                     (% OF INVESTMENT SECURITIES)
A-1/P-1F-1                                                                  97.9
FW1(NR)*                                                                     2.1
                                                                         -------
TOTAL                                                                      100.0
                                                                         -------

PORTFOLIO ALLOCATION                                (% OF INVESTMENT SECURITIES)
Variable Rate Demand Notes                                                  55.6
Corporate Bonds/Commercial Paper                                            39.4
Taxable Municipal Bonds                                                      5.0
                                                                         -------
TOTAL                                                                      100.0
                                                                         -------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           TOUCHSTONE U.S. GOVERNMENT
                                MONEY MARKET FUND
                                -----------------
CREDIT QUALITY                                      (% OF INVESTMENT SECURITIES)
AAA                                                                        100.0

PORTFOLIO ALLOCATION                                (% OF INVESTMENT SECURITIES)
FHLB                                                                        25.4
Overseas Private Investment Corp.                                           18.2
Repurchase Agreements                                                       18.1
FNMA                                                                        17.9
Variable Rate Demand Notes                                                  13.1
FHLMC                                                                        7.3
                                                                         -------
TOTAL                                                                      100.0
                                                                         -------
--------------------------------------------------------------------------------

* Equivalent to Standard & Poor's and Moody's highest short-term ratings of A-1 and P-1, respectively, based upon independent research conducted by Fort Washington Investment Advisors, Inc.

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2006 (UNAUDITED)
----------------------------------------------------------------------------------------------------------
                                                                             CORE BOND         HIGH YIELD
                                                                                FUND              FUND
----------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At cost ............................................................     $ 60,076,073      $ 92,075,314
                                                                            ------------------------------
   Non-affiliated securities, at market value .........................       56,969,188        90,613,175
   Affiliated securities, at market value .............................        1,797,080         2,438,090
                                                                            ------------------------------
Total investment securities, at market value - including
    $1,100,148 of securities loaned for the High Yield Fund ...........     $ 58,766,268      $ 93,051,265
Dividends and interest receivable .....................................          391,123         1,636,065
Receivable for securities lending income ..............................               --             1,003
Receivable for capital shares sold ....................................           75,231            58,386
Receivable for securities sold ........................................        1,874,655                --
Other assets ..........................................................            9,456            11,017
                                                                            ------------------------------
TOTAL ASSETS ..........................................................       61,116,733        94,757,736
                                                                            ------------------------------

LIABILITIES
Dividends payable .....................................................           13,962            88,788
Payable upon return of securities loaned ..............................               --         1,137,445
Payable for securities purchased ......................................        2,796,444                --
Payable for capital shares redeemed ...................................           36,979            93,594
Payable to Advisor ....................................................           23,292            47,792
Payable to other affiliates ...........................................           13,054            13,628
Payable to Trustees ...................................................            5,045             5,045
Other accrued expenses and liabilities ................................           27,946            44,242
                                                                            ------------------------------
TOTAL LIABILITIES .....................................................        2,916,722         1,430,534
                                                                            ------------------------------
NET ASSETS ............................................................     $ 58,200,011      $ 93,327,202
                                                                            ==============================

NET ASSETS CONSIST OF:
Paid-in capital .......................................................     $ 61,541,504      $ 91,575,027
Undistributed (distributions in excess of) net investment income ......          (45,738)            4,364
Accumulated net realized gains (losses) from security transactions ....       (1,985,950)          771,860
Net unrealized appreciation (depreciation) on investments .............       (1,309,805)          975,951
                                                                            ------------------------------
NET ASSETS ............................................................     $ 58,200,011      $ 93,327,202
                                                                            ==============================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares .............................     $ 56,674,824      $ 75,254,648
                                                                            ==============================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ................................        5,934,759         7,924,160
                                                                            ==============================
Net asset value and redemption price per share ........................     $       9.55      $       9.50
                                                                            ==============================
Maximum offering price per share ......................................     $      10.03      $       9.97
                                                                            ==============================

STATEMENTS OF ASSETS AND LIABILITIES
(CONTINUED)
---------------------------------------------------------------------------------------------------------
                                                                             CORE BOND        HIGH YIELD
                                                                                FUND             FUND
---------------------------------------------------------------------------------------------------------
PRICING OF CLASS B SHARES
Net assets attributable to Class B shares .............................     $        --       $ 7,536,627
                                                                            =============================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ................................              --           794,780
                                                                            =============================
Net asset value, offering price and redemption price per share* .......     $        --       $      9.48
                                                                            =============================

PRICING OF CLASS C SHARES
Net assets attributable to Class C shares .............................     $ 1,525,187       $10,535,927
                                                                            =============================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ................................         168,120         1,110,254
                                                                            =============================
Net asset value, offering price and redemption price per share* .......     $      9.07       $      9.49
                                                                            =============================

* Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------
                                                          INSTITUTIONAL         MONEY          U.S. GOVERNMENT
                                                              MONEY             MARKET           MONEY MARKET
                                                           MARKET FUND           FUND               FUND
-------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   Investment securities, at amortized cost .........     $ 469,129,450      $ 161,535,975      $  17,505,410
   Repurchase agreements ............................        22,914,000                 --          3,872,000
                                                          ---------------------------------------------------
Total investment securities .........................     $ 492,043,450      $ 161,535,975      $  21,377,410
Cash ................................................           124,986             34,890              4,673
Interest receivable .................................         4,451,341          1,482,762            117,969
Other assets ........................................             7,244             10,852              4,299
                                                          ---------------------------------------------------
TOTAL ASSETS ........................................       496,627,021        163,064,479         21,504,351
                                                          ---------------------------------------------------

LIABILITIES
Dividends payable ...................................         1,203,010              2,803              1,511
Payable to Advisor ..................................            34,680             62,887              2,133
Payable to other affiliates .........................             9,769             25,204              8,540
Payable to Trustees .................................             6,677              6,165              6,696
Payable for securities purchased ....................         1,000,011            960,497            199,950
Other accrued expenses and liabilities ..............            30,554            101,840             32,816
                                                          ---------------------------------------------------
TOTAL LIABILITIES ...................................         2,284,701          1,159,396            251,646
                                                          ---------------------------------------------------

NET ASSETS ..........................................     $ 494,342,320      $ 161,905,083      $  21,252,705
                                                          ===================================================

NET ASSETS CONSIST OF:
Paid-in capital .....................................     $ 494,352,655      $ 161,933,530      $  21,257,272
Distributions in excess of net investment income ....              (197)                --                 --
Accumulated net realized losses from
  security transactions .............................           (10,138)           (28,447)            (4,567)
                                                          ---------------------------------------------------

NET ASSETS ..........................................     $ 494,342,320      $ 161,905,083      $  21,252,705
                                                          ===================================================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares ...........     $ 494,342,320      $  51,528,938      $  21,252,705
                                                          ===================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value) .....................................       494,346,269         51,572,603         21,257,276
                                                          ===================================================
Net asset value, offering price and
  redemption price per share ........................     $        1.00      $        1.00      $        1.00
                                                          ===================================================

PRICING OF CLASS S SHARES
Net assets attributable to Class S shares ...........     $          --      $ 110,376,145      $          --
                                                          ===================================================
Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value) .....................................                --        110,392,688                 --
                                                          ===================================================
Net asset value, offering price and
  redemption price per share ........................     $          --      $        1.00      $          --
                                                          ===================================================

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------------------
                                                                 CORE BOND       HIGH YIELD
                                                                    FUND            FUND
--------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest ..................................................     $ 1,412,216      $ 3,687,774
Dividends from affiliated securities ......................          35,869           31,878
Income from securities loaned .............................              --            9,351
                                                                ----------------------------
TOTAL INVESTMENT INCOME ...................................       1,448,085        3,729,003
                                                                ----------------------------

EXPENSES
Investment advisory fees ..................................         147,782          279,811
Distribution expenses, Class A ............................         100,637          129,499
Distribution expenses, Class B ............................              --           38,693
Distribution expenses, Class C ............................           8,028           57,658
Sponsor fees ..............................................          59,113           93,271
Transfer agent fees, Class A ..............................          26,123           23,382
Transfer agent fees, Class B ..............................              --            6,565
Transfer agent fees, Class C ..............................           6,000            6,940
Administration fees .......................................          16,256           25,648
Accounting services fees ..................................          18,750           22,500
Postage and supplies ......................................          14,439           20,919
Professional fees .........................................          11,074           12,614
Registration fees .........................................              --              199
Registration fees, Class A ................................           6,287            5,813
Registration fees, Class B ................................              --            3,610
Registration fees, Class C ................................           4,269            5,454
Custodian fees ............................................           5,443            7,687
Reports to shareholders ...................................           5,355            6,741
Trustees' fees and expenses ...............................           4,732            4,732
Compliance fees and expenses ..............................             209              293
Other expenses ............................................           9,227            6,548
                                                                ----------------------------
TOTAL EXPENSES ............................................         443,724          758,577
Sponsor fees waived .......................................         (59,113)         (93,271)
Fees waived and/or expenses reimbursed by the Advisor .....        (112,641)        (103,383)
                                                                ----------------------------
NET EXPENSES ..............................................         271,970          561,923
                                                                ----------------------------

NET INVESTMENT INCOME .....................................       1,176,115        3,167,080
                                                                ----------------------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security transactions ....        (700,920)         855,768
Net change in unrealized appreciation/depreciation
   on investments .........................................        (725,418)      (1,310,504)
                                                                ----------------------------
Net Realized and Unrealized Losses on Investments .........      (1,426,338)        (454,736)
                                                                ----------------------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS .....     $  (250,223)     $ 2,712,344
                                                                ============================

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------
                                                     INSTITUTIONAL           MONEY            U.S. GOVERNMENT
                                                         MONEY               MARKET             MONEY MARKET
                                                      MARKET  FUND            FUND                 FUND
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ...............................     $     9,554,972      $     3,742,455      $       446,412
                                                    ---------------------------------------------------------

EXPENSES
Investment advisory fees ......................             432,348              386,280               52,166
Distribution expenses, Class A ................                  --               91,648               36,516
Distribution expenses, Class S ................                  --              347,513                   --
Transfer agent fees, Class A ..................               7,836               61,955               23,395
Transfer agent fees, Class S ..................                  --                6,000                   --
Administration fees ...........................              43,155               44,524                5,737
Accounting services fees ......................              27,000               21,750               12,000
Custodian fees ................................              28,225               17,417                8,937
Postage and supplies ..........................               6,188               32,689               14,898
Professional fees .............................               9,585               14,830                9,471
Registration fees .............................              16,525                  982                4,208
Registration fees, Class A ....................                  --                7,502                   --
Registration fees, Class S ....................                  --                3,220                   --
Reports to shareholders .......................               4,628               14,647                4,742
Trustees' fees and expenses ...................               6,365                6,365                6,383
Compliance fees and expenses ..................                 140                  602                  167
Other expenses ................................               4,224                2,466                  701
                                                    ---------------------------------------------------------
TOTAL EXPENSES ................................             586,219            1,060,390              179,321
Fees waived and/or expenses reimbursed
  by the Advisor ..............................            (153,874)            (172,007)             (80,226)
                                                    ---------------------------------------------------------
NET EXPENSES ..................................             432,345              888,383               99,095
                                                    ---------------------------------------------------------

NET INVESTMENT INCOME .........................           9,122,627            2,854,072              347,317

NET REALIZED LOSSES ON INVESTMENTS ............                (161)                  --                   --
                                                    ---------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ....     $     9,122,466      $     2,854,072      $       347,317
                                                    =========================================================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
                                                             CORE BOND FUND                      HIGH YIELD FUND
-----------------------------------------------------------------------------------------------------------------------
                                                     SIX MONTHS                           SIX MONTHS
                                                        ENDED              YEAR              ENDED              YEAR
                                                      MARCH 31,            ENDED            MARCH 31,           ENDED
                                                         2006             SEPT. 30,           2006            SEPT. 30,
                                                     (UNAUDITED)            2005          (UNAUDITED)           2005
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ..........................     $  1,176,115      $  2,098,165      $  3,167,080      $  6,102,139
Net realized gains (losses) from
   security transactions .......................         (700,920)          265,049           855,768           493,640
Net change in unrealized appreciation/
   depreciation on investments .................         (725,418)       (1,160,054)       (1,310,504)       (1,811,827)
                                                     ------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS .............................         (250,223)        1,203,160         2,712,344         4,783,952
                                                     ------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A ............       (1,151,744)       (2,136,023)       (2,569,480)       (4,723,633)
From net investment income, Class B ............               --                --          (237,921)         (536,241)
From net investment income, Class C ............          (24,370)          (52,877)         (354,787)         (825,496)
In excess of net investment income, Class A ....          (44,504)         (183,381)               --                --
In excess of net investment income, Class C ....           (1,240)           (6,118)               --                --
From net realized gains, Class A ...............               --                --          (412,929)         (515,953)
From net realized gains, Class B ...............               --                --           (43,972)          (68,142)
From net realized gains, Class C ...............               --                --           (66,837)         (115,408)
                                                     ------------------------------------------------------------------
DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS TO SHAREHOLDERS ...............       (1,221,858)       (2,378,399)       (3,685,926)       (6,784,873)
                                                     ------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ......................        2,434,072         6,133,711         5,857,308        18,008,255
Reinvested distributions .......................        1,123,354         2,162,833         2,738,458         4,579,062
Payments for shares redeemed ...................       (4,483,341)       (8,672,046)       (5,692,586)      (12,764,840)
                                                     ------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CLASS A SHARE TRANSACTIONS .............         (925,915)         (375,502)        2,903,180         9,822,477
                                                     ------------------------------------------------------------------

CLASS B
Proceeds from shares sold ......................               --                --           446,564         1,330,309
Reinvested distributions .......................               --                --            91,699           164,046
Payments for shares redeemed ...................               --                --          (924,970)       (2,035,144)
                                                     ------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM CLASS B SHARE TRANSACTIONS .............               --                --          (386,707)         (540,789)
                                                     ------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
                                                             CORE BOND FUND                      HIGH YIELD FUND
-----------------------------------------------------------------------------------------------------------------------
                                                     SIX MONTHS                           SIX MONTHS
                                                        ENDED              YEAR              ENDED              YEAR
                                                      MARCH 31,            ENDED            MARCH 31,           ENDED
                                                         2006             SEPT. 30,           2006            SEPT. 30,
                                                     (UNAUDITED)            2005          (UNAUDITED)           2005
-----------------------------------------------------------------------------------------------------------------------
CLASS C
Proceeds from shares sold .......................    $    185,944      $    460,038      $  1,252,435      $  3,929,916
Reinvested distributions ........................          19,628            45,571           209,048           413,132
Payments for shares redeemed ....................        (384,583)         (963,913)       (2,833,228)       (5,922,509)
                                                     ------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM CLASS C SHARE TRANSACTIONS ..............        (179,011)         (458,304)       (1,371,745)       (1,579,461)
                                                     ------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS .........      (2,577,007)       (2,009,045)          171,146         5,701,306

NET ASSETS
Beginning of period .............................      60,777,018        62,786,063        93,156,056        87,454,750
                                                     ------------------------------------------------------------------
End of period ...................................    $ 58,200,011      $ 60,777,018      $ 93,327,202      $ 93,156,056
                                                     ==================================================================

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME ........................    $    (45,738)     $          5      $      4,364      $       (528)
                                                     ==================================================================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
                                                              INSTITUTIONAL                          MONEY
                                                                  MONEY                              MARKET
                                                              MARKET  FUND                            FUND
-------------------------------------------------------------------------------------------------------------------------
                                                     SIX MONTHS                          SIX MONTHS
                                                       ENDED              YEAR              ENDED              YEAR
                                                     MARCH 31,            ENDED          MARCH 31,             ENDED
                                                        2006            SEPT. 30,           2006             SEPT. 30,
                                                     (UNAUDITED)          2005           (UNAUDITED)           2005
-------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ..........................  $     9,122,627   $     1,807,005   $     2,854,072   $     3,228,636
                                                  -----------------------------------------------------------------------
Net realized gains (losses) from
   security transactions .......................             (161)           (6,524)               --                22
NET INCREASE IN NET ASSETS
   FROM OPERATIONS .............................        9,122,466         1,800,481         2,854,072         3,228,658
                                                  -----------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A ............       (9,122,627)       (1,812,113)         (941,954)       (1,241,900)
From net investment income, Class S ............               --                --        (1,912,118)       (1,986,736)
In excess of net investment income, Class A ....             (197)           (1,009)               --                --
                                                  -----------------------------------------------------------------------
DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS TO SHAREHOLDERS ...............       (9,122,824)       (1,813,122)       (2,854,072)       (3,228,636)
                                                  -----------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ......................    1,523,646,136       760,347,853        29,522,748        55,243,117
Reinvested distributions .......................        3,839,714         1,067,879           936,081         1,238,646
Payments for shares redeemed ...................   (1,389,521,032)     (446,594,293)      (28,494,069)      (83,567,731)
                                                  -----------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CLASS A SHARE TRANSACTIONS .............      137,964,818       314,821,439         1,964,760       (27,085,968)
                                                  -----------------------------------------------------------------------

CLASS S
Proceeds from shares sold ......................               --                --        94,937,841       168,227,874
Reinvested distributions .......................               --                --         1,917,868         2,003,144
Payments for shares redeemed ...................               --                --       (94,136,955)     (166,210,071)
                                                  -----------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CLASS S SHARE TRANSACTIONS ..................               --                --         2,718,754         4,020,947
                                                  -----------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ........      137,964,460       314,808,798         4,683,514       (23,064,999)

NET ASSETS
Beginning of period ............................      356,377,860        41,569,062       157,221,569       180,286,568
                                                  -----------------------------------------------------------------------
End of period ..................................  $   494,342,320   $   356,377,860   $   161,905,083   $   157,221,569
                                                  =======================================================================

DISTRIBUTIONS IN EXCESS OF NET
   INVESTMENT INCOME ...........................  $          (197)  $            --   $            --   $            --
                                                  =======================================================================

                                                            U.S. GOVERNMENT
                                                              MONEY MARKET
                                                                  FUND
-----------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED             YEAR
                                                    MARCH 31,            ENDED
                                                       2006            SEPT. 30,
                                                    (UNAUDITED)          2005
-----------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income ..........................  $       347,317   $       490,342
                                                  ---------------------------------
Net realized gains (losses) from
   security transactions .......................               --            (1,104)
NET INCREASE IN NET ASSETS
   FROM OPERATIONS .............................          347,317           489,238
                                                  ---------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A ............         (347,317)         (490,342)
From net investment income, Class S ............               --                --
In excess of net investment income, Class A ....               --            (1,514)
                                                  ---------------------------------
DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS TO SHAREHOLDERS ...............         (347,317)         (491,856)
                                                  ---------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ......................        8,053,907        22,649,217
Reinvested distributions .......................          340,778           485,194
Payments for shares redeemed ...................       (8,656,819)      (51,756,188)
                                                  ---------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CLASS A SHARE TRANSACTIONS .............         (262,134)      (28,621,777)
                                                  ---------------------------------

CLASS S
Proceeds from shares sold ......................               --                --
Reinvested distributions .......................               --                --
Payments for shares redeemed ...................               --                --
                                                  ---------------------------------
NET INCREASE IN NET ASSETS FROM
   CLASS S SHARE TRANSACTIONS ..................               --                --
                                                  ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ........         (262,134)      (28,624,395)

NET ASSETS
Beginning of period ............................       21,514,839        50,139,234
                                                  ---------------------------------
End of period ..................................  $    21,252,705   $    21,514,839
                                                  =================================

DISTRIBUTIONS IN EXCESS OF NET
   INVESTMENT INCOME ...........................  $            --   $            --
                                                  =================================

See accompanying notes to financial statements.

CORE BOND FUND -- CLASS A
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED
                                                     MARCH 31,                     YEAR ENDED SEPTEMBER 30,
                                                       2006        -------------------------------------------------------------
                                                    (UNAUDITED)       2005         2004         2003         2002         2001
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..........  $    9.79       $    9.98    $   10.28    $   10.23    $   10.04    $    9.50
                                                   -----------------------------------------------------------------------------
Income (loss) from investment operations:
    Net investment income .......................       0.20            0.34         0.35         0.34         0.44         0.53
    Net realized and unrealized gains (losses)
       on investments ...........................      (0.24)          (0.14)       (0.10)        0.09         0.21         0.54
                                                   -----------------------------------------------------------------------------
Total from investment  operations ...............      (0.04)           0.20         0.25         0.43         0.65         1.07
                                                   -----------------------------------------------------------------------------

Less distributions:
    Dividends from net investment income ........      (0.19)          (0.36)       (0.35)       (0.34)       (0.46)       (0.53)
    Distributions in excess of
       net investment income ....................      (0.01)          (0.03)       (0.02)          --           --           --
    Distributions from net  realized gains ......         --              --        (0.18)       (0.04)          --           --
                                                   -----------------------------------------------------------------------------
Total distributions .............................      (0.20)          (0.39)       (0.55)       (0.38)       (0.46)       (0.53)
                                                   -----------------------------------------------------------------------------

Net asset value at end  of period ...............  $    9.55       $    9.79    $    9.98    $   10.28    $   10.23    $   10.04
                                                   =============================================================================

Total return(A) .................................      (0.40%)(B)       2.01%        2.56%        4.31%        6.66%       11.61%
                                                   =============================================================================

Net assets at end of  period (000's) ............  $  56,675       $  59,034    $  60,554    $  41,787    $  42,530    $  39,683
                                                   =============================================================================

Ratio of net expenses to average net assets .....       0.90%(C)        0.90%        0.90%        0.90%        0.90%        0.90%

Ratio of net investment  income to
    average net assets ..........................       4.00%(C)        3.44%        3.35%        3.22%        4.37%        5.41%

Portfolio turnover rate .........................        215%(C)         130%         139%         263%         205%          93%

(A) Total returns shown exclude the effect of applicable sales loads.

(B) Not annualized.

(C) Annualized.

See accompanying notes to financial statements.

CORE BOND FUND -- CLASS C
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED
                                                     MARCH 31,                     YEAR ENDED SEPTEMBER 30,
                                                       2006        -------------------------------------------------------------
                                                    (UNAUDITED)       2005         2004         2003         2002         2001
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..........  $    9.29       $    9.46    $    9.76    $    9.74    $    9.59    $    9.07
                                                   -----------------------------------------------------------------------------

Income (loss) from investment operations:
    Net investment income .......................       0.16            0.25         0.28         0.24         0.37         0.45
    Net realized and unrealized gains (losses)
       on investments ...........................      (0.23)          (0.14)       (0.10)        0.09         0.17         0.53
                                                   -----------------------------------------------------------------------------
Total from investment operations ................      (0.07)           0.11         0.18         0.33         0.54         0.98
                                                   -----------------------------------------------------------------------------

Less distributions:
    Dividends from net investment income ........      (0.14)          (0.25)       (0.28)       (0.27)       (0.39)       (0.46)
    Distributions in excess of
       net investment income ....................      (0.01)          (0.03)       (0.02)          --           --           --
    Distributions from net realized gains .......         --              --        (0.18)       (0.04)          --           --
                                                   -----------------------------------------------------------------------------
Total distributions .............................      (0.15)          (0.28)       (0.48)       (0.31)       (0.39)       (0.46)
                                                   -----------------------------------------------------------------------------

Net asset value at end of period ................  $    9.07       $    9.29    $    9.46    $    9.76    $    9.74    $    9.59
                                                   =============================================================================

Total return(A) .................................      (0.78%)(B)       1.19%        1.93%        3.47%        5.82%       11.10%
                                                   =============================================================================

Net assets at end of period (000's) .............  $   1,525       $   1,743    $   2,232    $   1,871    $   2,421    $   1,522
                                                   =============================================================================

Ratio of net expenses to average net assets .....       1.65%(C)        1.65%        1.65%        1.65%        1.65%        1.65%

Ratio of net investment income to
    average net assets ..........................       3.24%(C)        2.68%        2.62%        2.49%        3.70%        4.73%

Portfolio turnover rate .........................        215%(C)         130%         139%         263%         205%          93%

(A) Total returns shown exclude the effect of applicable sales loads.

(B) Not annualized.

(C) Annualized.

See accompanying notes to financial statements.

HIGH YIELD FUND -- CLASS A
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED
                                                     MARCH 31,                     YEAR ENDED SEPTEMBER 30,
                                                       2006        -------------------------------------------------------------
                                                    (UNAUDITED)       2005         2004         2003         2002         2001
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..........  $    9.60       $    9.79    $    9.64    $    8.59    $    9.07    $   10.09
                                                   -----------------------------------------------------------------------------

Income (loss) from investment operations:
    Net investment income .......................       0.33            0.67         0.72         0.75         0.72         0.90
    Net realized and unrealized gains (losses)
       on investments ...........................      (0.05)          (0.12)        0.23         1.04        (0.47)       (1.01)
Total from investment operations ................       0.28            0.55         0.95         1.79         0.25        (0.11)
                                                   -----------------------------------------------------------------------------

Less distributions:
    Dividends from net investment income ........      (0.33)          (0.67)       (0.72)       (0.74)       (0.72)       (0.90)
    Distributions from net realized gains .......      (0.05)          (0.07)       (0.08)          --        (0.01)       (0.01)
                                                   -----------------------------------------------------------------------------
Total distributions .............................      (0.38)          (0.74)       (0.80)       (0.74)       (0.73)       (0.91)
                                                   -----------------------------------------------------------------------------

Net asset value at end of period ................  $    9.50       $    9.60    $    9.79    $    9.64    $    8.59    $    9.07
                                                   =============================================================================

Total return(A) .................................       3.02%(B)        5.78%       10.28%       21.60%        2.50%       (1.34%)
                                                   =============================================================================

Net assets at end of period (000's) .............  $  75,255       $  73,120    $  64,826    $  52,822    $  24,609    $   7,991
                                                   =============================================================================

Ratio of net expenses to average net assets .....       1.05%(C)        1.05%        1.05%        1.05%        1.05%        1.05%

Ratio of net investment income to
    average net assets ..........................       6.95%(C)        6.84%        7.46%        8.17%        7.79%        9.20%

Portfolio turnover rate .........................         56%(C)          39%          44%          64%          53%          67%

(A) Total returns shown exclude the effect of applicable sales loads.

(B) Not annualized.

(C) Annualized.

See accompanying notes to financial statements.

HIGH YIELD FUND -- CLASS B
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED                                                             PERIOD
                                                     MARCH 31,                     YEAR ENDED SEPTEMBER 30,              ENDED
                                                       2006        ------------------------------------------------    SEPT. 30,
                                                    (UNAUDITED)       2005         2004         2003         2002       2001(A)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..........  $    9.58       $    9.78    $    9.63    $    8.59    $    9.08    $   9.85
                                                   -----------------------------------------------------------------------------

Income (loss) from investment operations:
  Net investment income .........................       0.30            0.60         0.65         0.68         0.66        0.35
  Net realized and unrealized gains
     (losses) on investments ....................      (0.06)          (0.14)        0.23         1.04        (0.48)      (0.76)
                                                   -----------------------------------------------------------------------------
Total from investment operations ................       0.24            0.46         0.88         1.72         0.18       (0.41)
                                                   -----------------------------------------------------------------------------

Less distributions:
  Dividends from net investment income ..........      (0.29)          (0.59)       (0.65)       (0.68)       (0.66)      (0.35)
  Distributions from net realized gains .........      (0.05)          (0.07)       (0.08)          --        (0.01)      (0.01)
                                                   -----------------------------------------------------------------------------
Total distributions .............................      (0.34)          (0.66)       (0.73)       (0.68)       (0.67)      (0.36)
                                                   -----------------------------------------------------------------------------

Net asset value at end of period ................  $    9.48       $    9.58    $    9.78    $    9.63    $    8.59    $   9.08
                                                   =============================================================================

Total return(B) .................................       2.64%(C)        4.88%        9.46%       20.67%        1.80%      (4.38%)(C)
                                                   =============================================================================

Net assets at end of period (000's) .............  $   7,536       $   8,006    $   8,735    $   7,384    $   1,854    $     75
                                                   =============================================================================

Ratio of net expenses to average net assets .....       1.80%(D)        1.80%        1.80%        1.80%        1.80%       1.78%(D)

Ratio of net investment income to
  average net assets ............................       6.20%(D)        6.10%        6.71%        7.31%        6.93%       8.34%(D)

Portfolio turnover rate .........................         56%(D)          39%          44%          64%          53%         67%(D)

(A) Represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

(B) Total returns shown exclude the effect of applicable sales loads.

(C) Not annualized.

(D) Annualized.

See accompanying notes to financial statements.

HIGH YIELD FUND -- CLASS C
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED
                                                     MARCH 31,                     YEAR ENDED SEPTEMBER 30,
                                                       2006        -------------------------------------------------------------
                                                    (UNAUDITED)       2005         2004         2003         2002         2001
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..........  $    9.59       $    9.79    $    9.64    $    8.60    $    9.09    $   10.11
                                                   -----------------------------------------------------------------------------

Income (loss) from investment operations:
    Net investment income .......................       0.30            0.60         0.65         0.68         0.66         0.83
    Net realized and unrealized gains (losses)
       on investments ...........................      (0.06)          (0.13)        0.23         1.04        (0.48)       (1.01)
                                                   -----------------------------------------------------------------------------
Total from investment operations ................       0.24            0.47         0.88         1.72         0.18        (0.18)
                                                   -----------------------------------------------------------------------------

Less distributions:
    Dividends from net investment income ........      (0.29)          (0.60)       (0.65)       (0.68)       (0.66)       (0.83)
    Distributions from net realized gains .......      (0.05)          (0.07)       (0.08)          --        (0.01)       (0.01)
                                                   -----------------------------------------------------------------------------
Total distributions .............................      (0.34)          (0.67)       (0.73)       (0.68)       (0.67)       (0.84)
                                                   -----------------------------------------------------------------------------

Net asset value at end of period ................  $    9.49       $    9.59    $    9.79    $    9.64    $    8.60    $    9.09
                                                   =============================================================================

Total return(A) .................................       2.63%(B)        4.92%        9.45%       20.70%        1.74%       (2.03%)
                                                   =============================================================================

Net assets at end of period (000's) .............  $  10,536       $  12,030    $  13,894    $  11,075    $     922    $      72
                                                   =============================================================================

Ratio of net expenses to average net assets .....       1.80%(C)        1.80%        1.80%        1.80%        1.80%        1.80%

Ratio of net investment income to
    average net assets ..........................       6.19%(C)        6.09%        6.70%        7.23%        6.96%        8.37%

Portfolio turnover rate .........................         56%(C)          39%          44%          64%          53%          67%

(A) Total returns shown exclude the effect of applicable sales loads.

(B) Not annualized.

(C) Annualized.

See accompanying notes to financial statements.

INSTITUTIONAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED
                                                     MARCH 31,                     YEAR ENDED SEPTEMBER 30,
                                                       2006        -------------------------------------------------------------
                                                    (UNAUDITED)       2005         2004         2003         2002         2001
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..........  $   1.000       $   1.000    $   1.000    $   1.000    $   1.000    $   1.000
                                                   -----------------------------------------------------------------------------

Net investment income ...........................      0.021           0.023        0.008        0.011        0.018        0.049
                                                   -----------------------------------------------------------------------------

Net realized gains (losses) on investments ......         --              --        0.000(A)     0.000(A)    (0.000)(A)       --
                                                   -----------------------------------------------------------------------------

Dividends from net investment income ............     (0.021)         (0.023)      (0.008)      (0.011)      (0.018)      (0.049)
                                                   -----------------------------------------------------------------------------

Net asset value at end of period ................  $   1.000       $   1.000    $   1.000    $   1.000    $   1.000    $   1.000
                                                   =============================================================================

Total return ....................................       4.28%(B)        2.36%        0.86%        1.05%        1.81%        5.02%
                                                   =============================================================================

Net assets at end of period (000's) .............  $ 494,342       $ 356,378    $  41,569    $  51,336    $  55,038    $  80,081
                                                   =============================================================================

Ratio of net expenses to average net assets .....       0.20%(B)        0.26%        0.40%        0.40%        0.40%        0.40%

Ratio of net investment income to
     average net assets .........................       4.22%(B)        3.02%        0.80%        1.07%        1.83%        4.90%

(A) Amount rounds to less than $0.0005.

(B) Annualized.

See accompanying notes to financial statements.

MONEY MARKET FUND -- CLASS A
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED
                                                     MARCH 31,                     YEAR ENDED SEPTEMBER 30,
                                                       2006        -------------------------------------------------------------
                                                    (UNAUDITED)       2005         2004         2003         2002         2001
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period...........  $   1.000       $   1.000    $   1.000    $   1.000    $   1.000    $   1.000
                                                   -----------------------------------------------------------------------------

Net investment income ...........................      0.018           0.021        0.007        0.010        0.020        0.048
                                                   -----------------------------------------------------------------------------

Net realized gains (losses) on investments ......         --              --       (0.000)(A)    0.000(A)     0.000(A)        --
                                                   -----------------------------------------------------------------------------

Dividends from net investment income ............     (0.018)         (0.021)      (0.007)      (0.010)      (0.020)      (0.048)
                                                   -----------------------------------------------------------------------------

Net asset value at end of period ................  $   1.000       $   1.000    $   1.000    $   1.000    $   1.000    $   1.000
                                                   =============================================================================

Total return ....................................       3.66%(B)        2.15%        0.69%        0.98%        2.05%        4.91%
                                                   =============================================================================

Net assets at end of period (000's) .............  $  51,529       $  49,564    $  76,650    $ 122,173    $ 114,132    $  84,452
                                                   =============================================================================

Ratio of net expenses to average net assets .....       0.85%(B)        0.85%        0.85%        0.76%        0.65%        0.65%

Ratio of net investment income to
    average net assets ..........................       3.60%(B)        2.03%        0.66%        0.96%        1.96%        4.60%

(A) Amount rounds to less than $0.0005.

(B) Annualized.

See accompanying notes to financial statements.

MONEY MARKET FUND -- CLASS S
FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------
                                                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-----------------------------------------------------------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED                                                 PERIOD
                                                 MARCH 31,              YEAR ENDED SEPT. 30,             ENDED
                                                    2006           -------------------------------     SEPT. 30,
                                                (UNAUDITED)             2005            2004            2003(A)
-----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period .......  $      1.000       $      1.000    $      1.000      $      1.000
                                                -----------------------------------------------------------------

Net investment income ........................         0.017              0.018           0.004             0.003
                                                -----------------------------------------------------------------

Net realized gains (losses) on investments ...            --                 --          (0.000)(B)         0.000(B)
                                                -----------------------------------------------------------------

Dividends from net investment income .........        (0.017)            (0.018)         (0.004)           (0.003)
                                                -----------------------------------------------------------------

Net asset value at end of period .............  $      1.000       $      1.000    $      1.000      $      1.000
                                                =================================================================

Total return .................................          3.35%(C)           1.84%           0.39%             0.40%(C)
                                                =================================================================

Net assets at end of period (000's) ..........  $    110,376       $    107,658    $    103,637      $    108,375
                                                =================================================================

Ratio of net expenses to average net assets ..          1.15%(C)           1.15%           1.15%             1.15%(C)

Ratio of net investment income to
    average net assets .......................          3.30%(C)           1.82%           0.37%             0.40%(C)

(A) Represents the period from commencement of operations (February 3, 2003) through September 30, 2003.

(B) Amount rounds to less than $0.0005.

(C) Annualized.

See accompanying notes to financial statements.

U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------------------
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED
                                                     MARCH 31,                     YEAR ENDED SEPTEMBER 30,
                                                       2006        -------------------------------------------------------------
                                                    (UNAUDITED)       2005         2004         2003         2002         2001
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..........  $   1.000       $   1.000    $   1.000    $   1.000    $   1.000    $   1.000
                                                   -----------------------------------------------------------------------------

Net investment income ...........................      0.017           0.018        0.003        0.004        0.010        0.041
                                                   -----------------------------------------------------------------------------

Net realized gains (losses) on investments ......         --              --       (0.000)(A)    0.000(A)     0.000(A)        --
                                                   -----------------------------------------------------------------------------

Dividends from net investment income ............     (0.017)         (0.018)      (0.003)      (0.004)      (0.010)      (0.041)
                                                   -----------------------------------------------------------------------------

Net asset value at end of period ................  $   1.000       $   1.000    $   1.000    $   1.000    $   1.000    $   1.000
                                                   =============================================================================

Total return ....................................       3.40%(B)        1.81%        0.27%        0.44%        1.03%        4.18%
                                                   =============================================================================

Net assets at end of period (000's) .............  $  21,253       $  21,515    $  50,139    $  73,414    $  82,332    $  64,951
                                                   =============================================================================

Ratio of net expenses to average net assets .....       0.95%(B)        0.95%        0.95%        0.95%        0.95%        0.95%

Ratio of net investment income to
    average net assets ..........................       3.33%(B)        1.59%        0.24%        0.45%        1.02%        4.23%

(A) Amount rounds to less than $0.0005.

(B) Annualized.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

The Core Bond Fund, High Yield Fund, Institutional Money Market Fund, Money Market Fund, and Touchstone U.S. Government Money Market Fund, (individually, a Fund, and collectively, the Funds) are each a series of Touchstone Investment Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated December 7, 1980. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Core Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital, by investing primarily in bonds (at least 80% of assets). The Fund expects to have an average effective maturity of between 5 and 15 years. The Fund invests at least 65% of total assets in investment grade securities. Capital appreciation is a secondary goal.

The High Yield Fund seeks to achieve a high level of income as its main goal. The Fund invests primarily, in non-investment grade debt securities (at least 80% of assets). The Fund expects to have an average maturity of between 6 and 10 years, but it may vary between 4 and 12 years. Capital appreciation is a secondary consideration.

The Institutional Money Market Fund seeks high current income, consistent with the protection of capital. The Fund invests in U.S. Government securities and high-quality money market instruments.

The Money Market Fund seeks high current income, consistent with liquidity and stability of principal. The Fund invests in U.S. Government securities and high-quality money market instruments.

The Touchstone U.S. Government Money Market Fund seeks high current income, consistent with the protection of capital, by investing primarily (at least 80% of assets) in securities issued by the U.S. Government, or its agencies, including mortgage-related U.S. Government securities.

The Core Bond Fund offers two classes of shares: Class A shares (sold subject to a maximum 4.75% front-end sales load and a distribution fee of up to 0.35% of average daily net assets), and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets).

The High Yield Fund offers three classes of shares: Class A shares (sold subject to a maximum 4.75% front-end sales load and a distribution fee of up to 0.35% of average daily net assets), Class B shares (sold subject to a maximum contingent deferred sales load of 5.00% for a one-year period and incrementally reduced over time and a distribution fee of up to 1.00% of average daily net assets) and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets).

The Money Market Fund offers two classes of shares: Class A shares (sold subject to a distribution fee of up to 0.35% of average daily net assets) and Class S shares (sold subject to a distribution fee of up to 1.00% of average daily net assets). The current maximum distribution fee for Class S shares is limited to 0.60% of average daily net assets of Class S shares.

Each Class A, Class B, Class C and Class S share of a Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class B, Class C and Class S shares bear the expenses of higher distribution fees, which is expected to cause Class B, Class C and Class S shares to have a higher expense ratio and to pay lower dividends than those related to Class

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

SECURITIES VALUATION -- Investment securities in the Core Bond Fund and High Yield Fund for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures approved by and under the general supervision of the Board of Trustees. Investment securities in the Institutional Money Market Fund, Money Market Fund and Touchstone U.S. Government Money Market Fund are valued on the amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share.

PORTFOLIO SECURITIES LOANED -- Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's Custodian in an amount at least equal to the market value of the loaned securities.

The Core Bond Fund and the High Yield Fund receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. Each Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

As of March 31, 2006, the High Yield Fund had loaned corporate bonds having a fair value of approximately $1,100,148 and had received collateral valued at $1,137,445 for the loan. All collateral is received, held and administered by the Fund's Custodian for the benefit of the Fund in the applicable custody account or other account established for the purpose of holding collateral.

REPURCHASE AGREEMENTS -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which together with accrued interest approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

DOLLAR ROLL TRANSACTIONS -- The Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest or similar as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold.

Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver the securities when the Fund seeks to repurchase them.

SHARE VALUATION -- The net asset value per share of each class of shares of the Core Bond Fund, High Yield Fund, and Money Market Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The net asset value per share of the Institutional Money Market Fund and Touchstone U.S. Government Money Market Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by the number of shares outstanding.

The offering price per share of the Institutional Money Market Fund, Money Market Fund and Touchstone U.S. Government Money Market Fund is equal to the net asset value per share. The maximum offering price per share of Class A shares of the Core Bond Fund and High Yield Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The maximum offering price per share of Class C shares of the Core Bond Fund and Class B and Class C shares of the High Yield Fund is equal to the net asset value per share.

The redemption price per share of a Fund, or of each class of shares of a Fund, is equal to the net asset value per share. However, redemptions of Class B shares of the High Yield Fund and Class C shares of the Core Bond Fund and High Yield Fund are subject to a contingent deferred sales load of 5.00% (incrementally reduced over time) and 1.00%, respectively, of the original purchase price if redeemed within a one-year period from the date of purchase.

INVESTMENT INCOME -- Interest income is accrued as earned and includes, where applicable, the pro-rata amortization of premium or accretion of discount.

DISTRIBUTIONS TO SHAREHOLDERS -- Dividends arising from net investment income are distributed daily and paid on the last business day of each month to shareholders of each Fund, except for Core Bond Fund and High Yield Fund which are distributed and paid monthly. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

ALLOCATIONS -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation, as applicable, for the Core Bond Fund, High Yield Fund and Money Market Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionately among all Funds daily in relation to net assets of each Fund or another reasonable measure.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

FEDERAL INCOME TAX -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended September 30, 2005 and 2004 was as follows:

-----------------------------------------------------------------------------------------------------
                                                    CORE BOND FUND               HIGH YIELD FUND
-----------------------------------------------------------------------------------------------------
                                                  2005           2004          2005           2004
-----------------------------------------------------------------------------------------------------
From ordinary income ....................     $2,378,399     $2,118,885     $6,085,375     $6,767,002

From long-term capital gains ............             --        519,709        699,498             --
                                              -------------------------------------------------------
                                              $2,378,399     $2,638,594     $6,784,873     $6,767,002
                                              -------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                          INSTITUTIONAL                                              U.S. GOVERNMENT
                                        MONEY MARKET FUND             MONEY MARKET FUND             MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------------
                                       2005           2004           2005           2004           2005            2004
-------------------------------------------------------------------------------------------------------------------------
From ordinary income ..........     $1,813,122     $  450,262     $3,228,636     $  999,640     $  491,856     $  153,448
                                    -------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

RECLASSIFICATION OF CAPITAL ACCOUNTS -- Reclassifications result primarily from the difference in the tax treatment of paydown securities and expiration of capital loss carryforwards. These reclassifications have no impact on the net assets or net asset value per share of the Funds and are designed to present the Funds' capital accounts on a tax basis. The following reclassifications were made for the year ended September 30, 2005:

---------------------------------------------------------------------------------------------------
                                                                 UNDISTRIBUTED        ACCUMULATED
                                                  PAID-IN        NET INVESTMENT       NET REALIZED
                                                  CAPITAL            INCOME          GAINS (LOSSES)
---------------------------------------------------------------------------------------------------
Core Bond Fund ..........................    $       (8,095)     $      189,499      $     (181,404)
High Yield Fund .........................    $           --      $      (16,768)     $       16,768
Institutional Money Market Fund .........    $           (1)     $        6,117      $       (6,116)
U.S. Government Money Market Fund .......    $           --      $        1,514      $       (1,514)
---------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------
The following information is computed on a tax basis for each item as of September 30, 2005:
--------------------------------------------------------------------------------
                                                   CORE BOND        HIGH YIELD
                                                      FUND             FUND
--------------------------------------------------------------------------------
Cost of portfolio investments ..............     $ 63,204,877      $ 91,016,729
                                                 ------------------------------
Gross unrealized appreciation ..............           79,854         3,179,722
Gross unrealized depreciation ..............         (679,408)         (893,267)
                                                 ------------------------------
Net unrealized appreciation ................         (599,554)        2,286,455
Capital loss carryforward ..................       (1,284,506)               --
Undistributed ordinary income ..............           27,476            96,234
Undistributed long-term capital gains ......               --           439,830
Other temporary differences ................          (12,828)          (96,762)
                                                 ==============================
   Accumulated earnings (deficit) ..........     $ (1,869,412)     $  2,725,757
                                                 ==============================
--------------------------------------------------------------------------------

The difference between the tax cost of portfolio investments and the financial statement cost for the Funds is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

----------------------------------------------------------------------------------------
                                      INSTITUTIONAL                       U.S. GOVERNMENT
                                       MONEY MARKET      MONEY MARKET      MONEY MARKET
                                          FUND               FUND              FUND
----------------------------------------------------------------------------------------
Cost of portfolio investments ..     $ 363,443,112      $ 158,376,394      $  21,436,693
                                     ---------------------------------------------------
Post-October losses ............            (7,533)                --             (2,618)
Capital loss carryforward ......            (2,444)           (28,447)            (1,949)
Undistributed ordinary income ..           633,072                747              1,099
Other temporary differences ....          (633,072)              (747)            (1,099)
                                     ===================================================
    Accumulated deficit ........     $      (9,977)     $     (28,447)     $      (4,567)
                                     ===================================================
----------------------------------------------------------------------------------------

As of September 30, 2005, the Funds had the following capital loss carryforwards for federal income tax purposes.

--------------------------------------------------------------------------------
                                                                      EXPIRES
FUND                                                  AMOUNT        SEPTEMBER 30
--------------------------------------------------------------------------------
Core Bond Fund ............................         $  122,447          2008
                                                        42,580          2012
                                                     1,119,479          2013
                                                    ----------
                                                     1,284,506
                                                    ==========

Institutional Money Market Fund ...........         $    2,444          2013
                                                    ==========

Money Market Fund .........................         $   28,447          2013
                                                    ==========

U.S. Government Money Market Fund .........         $    1,949          2013
                                                    ==========
--------------------------------------------------------------------------------

During the year ended September 30, 2005, the Core Bond Fund had $8,095 of capital loss carryforwards that expired unutilized.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

In addition, the Institutional Money Market Fund and U.S. Government Money Market Fund elected to defer until its subsequent tax year capital losses incurred after October 31, 2004. These capital loss carryforwards and "Post-October" losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

FEDERAL TAX INFORMATION -- As of March 31, 2006, the Funds had the following federal tax cost resulting in net unrealized appreciation/depreciation as follows:

-------------------------------------------------------------------------------------------------------
                                                       GROSS            GROSS           NET UNREALIZED
                                   FEDERAL          UNREALIZED        UNREALIZED         APPRECIATION/
                                  TAX COST         APPRECIATION      DEPRECIATION        DEPRECIATION
-------------------------------------------------------------------------------------------------------
Core Bond Fund .............  $   60,076,073     $       31,647     $   (1,341,452)     $   (1,309,805)
High Yield Fund ............  $   92,076,207     $    2,058,924     $   (1,082,973)     $      975,951
-------------------------------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows for the six months ended March 31, 2006:

----------------------------------------------------------------------------------------------
                                                                    CORE BOND      HIGH YIELD
                                                                       FUND           FUND
----------------------------------------------------------------------------------------------
Purchases of investment securities                                 $64,212,811     $27,381,833
                                                                   ---------------------------
Proceeds from sales and maturities of investment securities        $61,133,884     $25,303,041
                                                                   ---------------------------
----------------------------------------------------------------------------------------------

4. TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the Advisor), the Trust's investment advisor, Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, and Integrated Fund Services, Inc. (Integrated), the Trust's administrator, transfer agent and accounting services agent. The Advisor, Underwriter and Integrated are each a wholly-owned indirect subsidiary of The Western and Southern Life Insurance Company.

MANAGEMENT AGREEMENT

The Advisor provides general investment supervisory services for the Funds, under the terms of an Advisory Agreement. Under the Advisory Agreement, the Funds pay the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as follows:

--------------------------------------------------------------------------------
Core Bond Fund                  0.50% on the first $100 million
                                0.45% on the next $100 million
                                0.40% on the next $100 million
                                0.35% of such assets in excess of $300 million
--------------------------------------------------------------------------------
High Yield Fund                 0.60% on the first $100 million
                                0.55% on the next $100 million
                                0.50% on the next $100 million
                                0.45% of such assets in excess of $300 million
--------------------------------------------------------------------------------
Institutional
Money Market Fund               0.20%
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

Money Market Fund and U.S.
Government Money Market Fund     0.50% on the first $50 million
                                 0.45% on the next $100 million
                                 0.40% on the next $100 million
                                 0.375% of such assets in excess of $250 million
--------------------------------------------------------------------------------

For the six months ended March 31, 2006, the Advisor waived investment advisory fees and/or reimbursed expenses as follows:

--------------------------------------------------------------------------------
                                               INVESTMENT     OTHER OPERATING
                                                ADVISORY         EXPENSES
                                               FEES WAIVED      REIMBURSED
--------------------------------------------------------------------------------
      Core Bond Fund .....................  $         3,976   $       108,665
      High Yield Fund ....................  $            --   $       103,383
      Institutional Money Market Fund ....  $       153,874   $            --
      Money Market Fund ..................  $            --   $       172,007
      U.S. Government Money Market Fund ..  $        43,710   $        36,516
--------------------------------------------------------------------------------

Fort Washington Investment Advisors, Inc. (Sub-Advisor) has been retained by the Advisor to manage the investments of the Funds under the terms of a Sub-Advisory Agreement. The Sub-Advisor is a wholly-owned indirect subsidiary of The Western and Southern Life Insurance Company. The Advisor (not the Funds) pays the Sub-Advisor a fee for these services.

SPONSOR AGREEMENT

The Trust, on behalf of the Core Bond Fund and High Yield Fund, has entered into a Sponsor Agreement with the Advisor. The Advisor provides general office facilities and oversight of the various service providers to the Core Bond Fund and High Yield Fund, including the administrator, fund accounting agent, transfer agent and custodian. The Advisor receives a fee from the Core Bond Fund and High Yield Fund equal on an annual basis to 0.20% of the average daily net assets of the respective Fund.

Pursuant to the Sponsor Agreement, the Advisor has agreed to waive its fees and reimburse expenses in order to limit certain Fund's total annual fund operating expenses as follows: Core Bond Fund - 0.90% for Class A shares and 1.65% for Class C shares; High Yield Fund - 1.05% for Class A shares, 1.80% for Class B and Class C shares. The fee waivers and expense limitations will remain in effect through at least September 30, 2006.

For the six months ended March 31, 2006 the Advisor waived sponsor fees as follows:

--------------------------------------------------------------------------------
         Core Bond Fund                                        $59,113
         High Yield Fund                                       $93,271
--------------------------------------------------------------------------------

EXPENSE LIMITATION AGREEMENT

The Advisor has entered into an agreement to contractually limit operating expenses of certain Funds. The maximum operating expense limit in any year with respect to a Fund is based on a percentage of the average daily net assets of the Fund. The Advisor has agreed to waive advisory fees and/or reimburse expenses in order to limit total annual fund operating expenses as follows:

Institutional Money Market Fund - 0.20%; Money Market Fund - 0.85% for Class A shares and 1.15% for Class S shares; Touchstone U.S. Government Money Market Fund - 0.95%. These expense limitations will remain in effect through at least September 30, 2006.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------
ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement, Integrated supplies executive and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities and materials for meetings of the Board of Trustees. For these services, Integrated receives a monthly fee from each Fund.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and Integrated, Integrated maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Integrated receives a monthly fee per shareholder account from each Fund subject to a minimum monthly fee for each Fund or for each class of shares of a Fund, as applicable. In addition, each Fund pays Integrated out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT

Under the terms of the Accounting Services Agreement between the Trust and Integrated, Integrated calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Integrated receives a monthly fee, based on current net asset levels from each Fund. In addition, each Fund pays Integrated certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT

The Underwriter is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $3,233 and $6,043 from underwriting and broker commissions on the sale of shares of the Core Bond Fund and High Yield Fund, respectively, for the six months ended March 31, 2006. In addition, the Underwriter collected $12 and $18,446 of contingent deferred sales loads on the redemption of Class C shares of the Core Bond Fund and Class B and Class C shares of the High Yield Fund, respectively.

PLANS OF DISTRIBUTION

The Trust has adopted a Plan of Distribution for each Fund under which each Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. Class A shares of the Core Bond Fund, High Yield Fund and Money Market Fund may each pay an annual fee of up to 0.35% of its average daily net assets that are attributable to Class A shares. Class C shares of the Core Bond Fund, Class B and Class C shares of the High Yield Fund and Class S shares of the Money Market Fund may each pay an annual fee of up to 1.00% of its average daily net assets that are attributable to Class B, Class C and Class S shares. However, the current 12b-1 fees for Class S shares of the Money Market Fund are limited to an annual fee of up to 0.60% of average daily net assets that are attributable to Class S shares. The plan allows the Institutional Money Market Fund to pay an annual fee of up to 0.10% of its average daily net assets for the sale and distribution of shares; however, effective August 1, 2005, the Fund will not incur further expenses under the plan until at least September 30, 2006. The plan allows the Touchstone U.S. Government Money Market Fund to pay an annual fee up to 0.35% of its average daily net assets for the sale and distribution of shares.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------
COMPLIANCE SERVICES AGREEMENT

Under the terms of the Compliance Services Agreement between the Trust and Integrated, Integrated provides certain compliance services to the Trust, including developing and assisting in implementing a compliance program for Integrated on behalf of the Funds and providing administrative support services to the Funds' Compliance Program and Chief Compliance Officer. For these services, Integrated receives a quarterly fee from each Fund.

AFFILIATED TRANSACTIONS

The Core Bond Fund and High Yield Fund each may invest in the Touchstone Institutional Money Market Fund, subject to compliance with several conditions set forth in an order received by the Trust from the Securities and Exchange Commission. To the extent that the other Touchstone Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

A summary of each Fund's investment, as applicable, in the Touchstone Institutional Money Market Fund for the six months ended March 31, 2006, is as follows:

                                                            SHARE ACTIVITY
                                          ----------------------------------------------------
                                          BALANCE                                     BALANCE                     VALUE
                                          9/30/05      PURCHASES       SALES          3/31/06     DIVIDENDS      3/31/06
--------------------------------------------------------------------------------------------------------------------------
CORE BOND FUND:
    Touchstone Institutional Money
    Market Fund .....................     2,168,381    26,149,373   (26,520,674)     1,797,080   $    35,869   $ 1,797,080
HIGH YIELD FUND:
    Touchstone Institutional Money
    Market Fund .....................     3,367,848    18,008,942   (20,076,145)     1,300,645   $    31,878   $ 1,300,645
--------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------
5. CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold and payments for shares redeemed as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

--------------------------------------------------------------------------------
                                                          CORE BOND FUND
--------------------------------------------------------------------------------
                                                     SIX MONTHS         YEAR
                                                        ENDED           ENDED
                                                      MARCH 31,       SEPT. 30,
                                                        2006            2005
--------------------------------------------------------------------------------
CLASS A
Shares sold ................................          251,103           618,085
Shares reinvested ..........................          116,249           218,284
Shares redeemed ............................         (462,193)         (873,901)
                                                   ----------------------------
Net decrease in shares outstanding .........          (94,841)          (37,532)
Shares outstanding, beginning of period ....        6,029,600         6,067,132
                                                   ----------------------------
Shares outstanding, end of period ..........        5,934,759         6,029,600
                                                   ============================

CLASS C
Shares sold ................................           20,272            48,836
Shares reinvested ..........................            2,139             4,847
Shares redeemed ............................          (41,856)         (102,217)
                                                   ----------------------------
Net decrease in shares outstanding .........          (19,445)          (48,534)
Shares outstanding, beginning of period ....          187,565           236,099
                                                   ----------------------------
Shares outstanding, end of period ..........          168,120           187,565
                                                   ============================
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         HIGH YIELD FUND
--------------------------------------------------------------------------------
                                                    SIX MONTHS          YEAR
                                                       ENDED            ENDED
                                                     MARCH 31,        SEPT. 30,
                                                       2006             2005
--------------------------------------------------------------------------------
CLASS A
Shares sold ................................          614,348         1,839,574
Shares reinvested ..........................          288,180           470,133
Shares redeemed ............................         (597,114)       (1,310,062)
                                                   ----------------------------
Net increase in shares outstanding .........          305,414           999,645
Shares outstanding, beginning of period ....        7,618,746         6,619,101
                                                   ----------------------------
Shares outstanding, end of period ..........        7,924,160         7,618,746
                                                   ============================

CLASS B
Shares sold ................................           46,919           135,461
Shares reinvested ..........................            9,672            16,852
Shares redeemed ............................          (97,201)         (210,150)
                                                   ----------------------------
Net decrease in shares outstanding .........          (40,610)          (57,837)
Shares outstanding, beginning of period ....          835,390           893,227
                                                   ----------------------------
Shares outstanding, end of period ..........          794,780           835,390
                                                   ============================

CLASS C
Shares sold ................................          131,413           398,220
Shares reinvested ..........................           22,023            42,371
Shares redeemed ............................         (297,509)         (605,470)
                                                   ----------------------------
Net decrease in shares outstanding .........         (144,073)         (164,879)
Shares outstanding, beginning of period ....        1,254,327         1,419,206
                                                   ----------------------------
Shares outstanding, end of period ..........        1,110,254         1,254,327
                                                   ============================

6. COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

CORE BOND FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------------------------
                                                                                        MARKET
  SHARES    INVESTMENT SECURITIES -- 101.0%                                              VALUE
--------------------------------------------------------------------------------------------------
            PREFERRED STOCK -- 0.7%
    12,500  Citigroup VIII .........................................................  $   314,375
     4,300  USB Capital IV .........................................................      109,392
                                                                                      -----------
            TOTAL PREFERRED STOCK ..................................................  $   423,767
                                                                                      -----------

--------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              MARKET
  AMOUNT                                                                                 VALUE
--------------------------------------------------------------------------------------------------
            CORPORATE BONDS -- 25.4%
$  430,000  PSI Energy Inc, 7.850%, 10/15/07                                          $   444,311
   180,000  Ameritech Capital Funding, 6.150%, 1/15/08 .............................      181,587
   575,000  Union Pacific Corp, 6.625%, 2/1/08 .....................................      586,927
   275,000  Miller Brewing Company 144a, 4.250%, 8/15/08 ...........................      268,285
   200,000  CSX Corp, 6.250%, 10/15/08 .............................................      204,246
   225,000  Capital One Bank, 4.250%, 12/1/08 ......................................      218,849
   350,000  Pepsi Bottling Holdings Inc, 5.625%, 2/17/09 ...........................      353,149
   300,000  British Sky Broadcasting, 6.875%, 2/23/09 ..............................      310,473
   400,000  Daimlerchrysler, 7.200%, 9/1/09 ........................................      417,670
   325,000  Countrywide Home Loan, 4.125%, 9/15/09 .................................      310,643
   275,000  SLM Corp, 4.000%, 1/15/10 ..............................................      259,369
   250,000  CIT Group Inc, 4.250%, 2/1/10 ..........................................      239,364
   350,000  Goldman Sachs Group Inc, 4.500%, 6/15/10 ...............................      337,297
   450,000  Avalonbay Communities, 7.500%, 12/15/10 ................................      484,483
   200,000  Johnson Controls Inc, 5.250%, 1/15/11 ..................................      196,674
   150,000  Mohawk Industries Inc, 5.750%, 1/15/11 .................................      148,692
   200,000  Sprint Capital Corp, 7.625%, 1/30/11 ...................................      216,299
   275,000  Deutsche Telecom, 5.375%, 3/23/11 ......................................      270,988
   290,000  EOP Operating LP, 7.000%, 7/15/11 ......................................      305,130
   125,000  Bristol-Myers Squibb, 5.750%, 10/1/11 ..................................      126,374
   350,000  Sing Telecommunications, 6.375%, 12/1/11 ...............................      363,545
   185,000  Alcoa Inc, 6.000%, 1/15/12 .............................................      188,793
   600,000  Reed Elsevier Capital, 4.625%, 6/15/12 .................................      561,113
   275,000  SBC Communications, 5.875%, 8/15/12 ....................................      276,177
   250,000  Intl Lease Finance Corp, 5.250%, 1/10/13 ...............................      242,950
   150,000  General Electric Company, 5.000%, 2/1/13 ...............................      145,905
   175,000  Pulte Homes Inc, 6.250%, 2/15/13 .......................................      174,775
   250,000  New York Life Global Funding 144a, 5.375%, 9/15/13 .....................      248,208
   175,000  Comcast Corp, 5.300%, 1/15/14 ..........................................      166,394
   335,000  Weingarten Realty, 4.857%, 1/15/14 .....................................      314,700
   315,000  Morgan Stanley, 4.750%, 4/1/14 .........................................      293,893
   330,000  Citigroup Inc, 5.000%, 9/15/14 .........................................      315,843
   630,000  Caterpillar Financial Services Corp, 4.750%, 1/17/15 ...................      592,742
   150,000  Southern Power Company, 4.875%, 7/15/15 ................................      139,813
   310,000  Bank of America Corp, 4.750%, 8/1/15 ...................................      291,179
   300,000  Carolina Power & Light, 5.250%, 12/15/15 ...............................      290,198
   400,000  HSBC Finance Corp, 5.500%, 1/19/16 .....................................      390,796
   300,000  Home Depot Inc, 5.400%, 3/1/16 .........................................      296,387
   175,000  Vodafone Group plc, 5.750%, 3/15/16 ....................................      171,598

CORE BOND FUND
(CONTINUED)
--------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              MARKET
  AMOUNT    INVESTMENT SECURITIES -- 101.0% (CONTINUED)                                  VALUE
--------------------------------------------------------------------------------------------------
            CORPORATE BONDS -- 25.4% (CONTINUED)
$  250,000  Ras Laffan Lng II 144a, 5.298%, 9/30/20 ................................  $   235,965
   300,000  IBM Corp, 6.220%, 8/1/27 ...............................................      308,947
   225,000  Kroger Company, 8.000%, 9/15/29 ........................................      255,258
   240,000  Cingular Wireless LLC, 7.125%, 12/15/31 ................................      259,787
   100,000  AOL Time Warner Inc, 7.700%, 5/1/32 ....................................      109,971
   125,000  Nexen Inc, 5.875%, 3/10/35 .............................................      116,521
   155,000  JP Morgan Chase Cap XV, 5.875%, 3/15/35 ................................      144,871
   150,000  Dominion Resources Inc, 5.950%, 6/15/35 ................................      138,299
   200,000  BB&T Capital Trust I, 5.850%, 8/18/35 ..................................      188,720
   275,000  Entergy Louisiana LLC, 6.300%, 9/1/35 ..................................      262,825
   175,000  Teck Cominco, 6.125%, 10/1/35 ..........................................      164,647
   230,000  Fortune Brands Inc, 5.875%, 1/15/36 ....................................      214,572
   225,000  Southern Cal Edison, 5.625%, 2/1/36 ....................................      210,611
   150,000  Talisman Energy, 5.850%, 2/1/37 ........................................      141,008
   225,000  Commonwealth Bank Australia 144a, 6.024%, 3/29/49 ......................      219,195
   300,000  Wachovia Capital Trust III, 5.800%, 8/29/49 ............................      294,744
   175,000  RBS Capital Trust I, 4.709%, 12/29/49 ..................................      162,051
                                                                                      -----------
            TOTAL CORPORATE BONDS ..................................................  $14,773,811
                                                                                      -----------

            U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.5%
$  965,000  FHLB, 4.850%, 2/6/08 ...................................................  $   961,052
   650,000  FNMA, 5.250%, 1/15/09 ..................................................      652,592
 1,375,000  FNMA, 5.100%, 1/18/11 ..................................................    1,358,872
 1,000,000  FNMA, 4.375%, 9/15/12 ..................................................      958,957
 1,017,473  FHLB, 5.250%, 7/28/15 ..................................................      991,400
                                                                                      -----------
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS ...............................  $ 4,922,873
                                                                                      -----------

            MORTGAGE-BACKED SECURITIES -- 52.8%
$  353,847  FNMA, 6.500%, 6/1/16 ...................................................  $   362,313
   856,768  FNMA, 5.000%, 11/1/17 ..................................................      837,609
   299,028  FNMA, 6.000%, 11/1/17 ..................................................      303,187
   159,816  FNMA, 4.500%, 1/1/18 ...................................................      153,121
   434,559  FNMA, 4.500%, 6/1/18 ...................................................      416,357
   127,878  GNMA, 3.750%, 9/20/24 ..................................................      128,669
   155,988  FNMA, 7.000%, 9/1/27 ...................................................      161,550
    95,097  GNMA, 4.000%, 10/17/29 .................................................       89,444
    42,474  FHLMC, 7.000%, 5/1/30 ..................................................       44,149
    44,547  FNMA, 8.000%, 5/1/30 ...................................................       47,525
    17,070  GNMA, 8.000%, 7/15/30 ..................................................       18,229
   179,330  FNMA, 7.500%, 1/1/31 ...................................................      187,444
    74,799  FNMA, 6.500%, 6/1/31 ...................................................       76,324
   523,017  FNMA, 6.500%, 7/1/31 ...................................................      533,681
    33,999  FNMA, 8.000%, 7/16/31 ..................................................       36,272
   236,334  FNMA, 6.500%, 6/1/32 ...................................................      242,603
   284,226  FHLMC, 6.500%, 8/1/32 ..................................................      290,349
   146,122  FNMA, 6.500%, 8/1/32 ...................................................      149,397
   676,145  FHLMC, 6.500%, 9/1/32 ..................................................      690,711
   362,447  FNMA, 6.500%, 9/1/32 ...................................................      370,570
    73,920  FNMA, 6.500%, 9/1/32 ...................................................       75,576

CORE BOND FUND
(CONTINUED)
--------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              MARKET
  AMOUNT    INVESTMENT SECURITIES -- 101.0% (CONTINUED)                                  VALUE
--------------------------------------------------------------------------------------------------
            MORTGAGE-BACKED SECURITIES -- 52.8% (CONTINUED)
$  252,501  FNMA, 7.000%, 4/1/33 ...................................................  $   260,050
   166,469  FHLMC, 5.500%, 5/1/33 ..................................................      162,856
   524,934  FNMA, 5.000%, 6/1/33 ...................................................      500,791
 1,677,224  FNMA, 5.500%, 7/1/33 ...................................................    1,640,440
   153,533  FNMA, 6.000%, 7/1/33 ...................................................      153,615
   149,754  FHLMC, 5.000%, 8/1/33 ..................................................      142,867
   617,274  FNMA, 4.500%, 8/1/33 ...................................................      572,099
   647,100  FNMA, 5.500%, 8/1/33 ...................................................      632,908
   996,054  IMSA 2003-2, 5.500%, 8/25/33 ...........................................      980,569
   276,103  FNMA, 5.000%, 10/1/33 ..................................................      263,597
   313,914  FNMA, 5.000%, 10/1/33 ..................................................      299,695
   557,308  FNMA, 5.500%, 10/1/33 ..................................................      545,086
   231,061  FNMA, 5.000%, 11/1/33 ..................................................      220,595
 1,395,685  Wells Fargo Mortgage Backed Securities Trust, 4.993%, 2/25/34 ..........    1,354,949
   670,911  FNMA, 5.000%, 4/1/34 ...................................................      639,853
   381,915  FNMA, 5.000%, 4/1/34 ...................................................      364,236
   156,060  FNMA, 5.000%, 5/1/34 ...................................................      148,836
   205,406  FNMA, 6.500%, 10/1/34 ..................................................      209,583
 1,500,000  CS First Boston Mortgage Securities Corp, 5.000%, 6/25/35 ..............    1,456,311
   850,000  CWALT, 5.500%, 6/25/35 .................................................      826,286
   670,360  RAST 2005, 5.500%, 6/25/35 .............................................      653,548
   400,000  Greenwich Capital Commercial Funding Corp, 4.111%, 7/5/35 ..............      367,811
 1,150,000  CWALT, 5.500%, 8/25/35 .................................................    1,116,723
   862,198  FNMA, 6.000%, 9/1/35 ...................................................      861,120
   865,914  FNMA, 6.000%, 9/1/35 ...................................................      866,222
 1,110,000  JP Morgan Chase Commercial Mortgage Securities Corp, 5.857%, 10/12/35 ..    1,128,479
 1,566,783  CS First Boston Mortgage Securities Corp, 5.500%, 10/25/35 .............    1,531,069
   782,721  Structured Asset Securities Corp, 5.500%, 10/25/35 .....................      758,995
   987,517  WMALT Mortgage Pass-Thru Certificates, 5.500%, 10/25/35 ................      977,847
   715,961  SARM 2005-23, 5.450%, 12/30/35 .........................................      711,038
 1,660,244  FNMA, 6.000%, 1/1/36 ...................................................    1,660,244
   660,000  Banc of America Commercial Mortgage Inc, 4.648%, 9/11/36 ...............      629,169
 1,110,000  GE Capital Commercial Mortgage Corp, 3.915%, 11/10/38 ..................    1,057,262
 1,000,000  BSCMS 2005-PW10, 5.405%, 12/11/40 ......................................      986,434
   875,000  BSCMS 2005-PWR9, 4.871%, 9/11/42 .......................................      829,882
                                                                                      -----------
            TOTAL MORTGAGE-BACKED SECURITIES .......................................  $30,726,145
                                                                                      -----------

            U.S. TREASURY OBLIGATIONS -- 10.5%
$   40,000  U.S. Treasury Notes, 4.500%, 2/15/09 ...................................  $    39,653
 1,435,000  U.S. Treasury Notes, 3.500%, 8/15/09 ...................................    1,376,253
 1,165,000  U.S. Treasury Notes, 4.500%, 11/15/10 ..................................    1,149,345
   875,000  U.S. Treasury Notes, 4.375%, 12/15/10 ..................................      858,286
    95,000  U.S. Treasury Notes, 4.500%, 2/28/11 ...................................       93,616
 1,105,000  U.S. Treasury Notes, 4.000%, 2/15/14 ...................................    1,041,895
   545,000  U.S. Treasury Notes, 4.500%, 11/15/15 ..................................      528,863
    75,000  U.S. Treasury Notes, 4.500%, 2/15/16 ...................................       72,943
 1,025,000  U.S. Treasury Bonds, 4.500%, 2/15/36 ...................................      961,738
                                                                                      -----------
            TOTAL U.S. TREASURY OBLIGATIONS ........................................  $ 6,122,592
                                                                                      -----------

CORE BOND FUND
(CONTINUED)
--------------------------------------------------------------------------------------------------
                                                                                        MARKET
  SHARES    INVESTMENT SECURITIES -- 101.0% (CONTINUED)                                  VALUE
--------------------------------------------------------------------------------------------------
            INVESTMENT FUNDS -- 3.1%
 1,797,080  Touchstone Institutional Money Market Fund * ...........................  $ 1,797,080
                                                                                      -----------

            TOTAL INVESTMENT SECURITIES -- 101.0%  (Cost $60,076,073) ..............  $58,766,268

            LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.0%) ........................     (566,257)
                                                                                      -----------

            NET ASSETS -- 100.0% ...................................................  $58,200,011
                                                                                      ===========

* Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

See accompanying notes to portfolios of investments and notes to financial statements.

HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              MARKET
  AMOUNT   INVESTMENT SECURITIES -- 99.7%                                                VALUE
--------------------------------------------------------------------------------------------------
            CORPORATE BONDS -- 97.1%
$  477,012  American Airline, 9.710%, 1/2/07 .......................................  $   479,397
   200,000  CSC Holdings Inc, 7.875%, 12/15/07 .....................................      204,000
 1,000,000  Interface Inc, 7.300%, 4/1/08 ..........................................    1,020,000
   200,000  Sequa Corp, 8.875%, 4/1/08 .............................................      208,500
   100,000  Semco Energy Inc, 7.125%, 5/15/08 ......................................      100,559
   200,000  Avista Corp, 9.750%, 6/1/08 ............................................      215,633
   300,000  Marsulex Inc, 9.625%, 7/1/08 ...........................................      300,000
   961,000  Citizens Communications, 7.625%, 8/15/08 ...............................      994,635
    19,000  AES Corp, 9.500%, 6/1/09 ...............................................       20,473
 1,528,000  CSC Holdings Inc, 8.125%, 7/15/09 ......................................    1,579,569
   200,000  Williams Comm Group Inc, 10/1/09 ** (a) ................................            0
   500,000  Northwest Pipeline Corp, 8.125%, 3/1/10 ................................      527,500
   400,000  Polyone Corp, 10.625%, 5/15/10 .........................................      433,000
 1,250,000  Transmontaigne Inc, 9.125%, 6/1/10 .....................................    1,328,124
 1,175,000  Ford Motor Credit Company, 7.875%, 6/15/10 .............................    1,101,524
   500,000  BE Aerospace, 8.500%, 10/1/10 ..........................................      531,250
   180,000  Pemex Project Fdg Master Trust, 9.125%, 10/13/10 .......................      202,500
    22,500  Dow Jones, 8.750%, 12/29/10 ............................................       23,231
 1,000,000  Houghton Mifflin Company, 8.250%, 2/1/11 ...............................    1,035,000
   100,000  Stone Container Corp, 9.750%, 2/1/11 ...................................      102,750
   725,000  Allied Waste North America, 5.750%, 2/15/11 ............................      690,563
   750,000  Chemed Corp, 8.750%, 2/24/11 ...........................................      795,000
   200,000  Briggs & Stratton Corp, 8.875%, 3/15/11 ................................      221,000
   100,000  Lone Star Technologies, 9.000%, 6/1/11 .................................      104,750
   156,000  Samsonite Corp, 8.875%, 6/1/11 .........................................      164,970
 1,000,000  Fresenius Medical Capital Trust IV, 7.875%, 6/15/11 ....................    1,060,000
   100,000  MacDermid Inc, 9.125%, 7/15/11 .........................................      105,500
 1,250,000  Qwest Corp, 7.875%, 9/1/11 .............................................    1,334,374
   606,000  General Motors Accept Corp, 6.875%, 9/15/11 ............................      564,840
 1,250,000  Nalco Company, 7.750%, 11/15/11 ........................................    1,265,625
   750,000  Tenet Healthcare Corp, 6.375%, 12/1/11 .................................      676,875
 1,100,000  Forest Oil Corp, 8.000%, 12/15/11 ......................................    1,182,500
   575,000  CMS Energy, 6.300%, 2/1/12 .............................................      566,375
 1,000,000  Communication & Power Inc, 8.000%, 2/1/12 ..............................    1,020,000
 1,000,000  Bluewater Finance Ltd, 10.250%, 2/15/12 ................................    1,050,000
 1,000,000  United Rentals NA Inc, 6.500%, 2/15/12 .................................      980,000
 1,200,000  Consol Energy Inc, 7.875%, 3/1/12 ......................................    1,269,000
   500,000  Mail-Well I Corp, 9.625%, 3/15/12 ......................................      538,125
   457,000  United Auto Group Inc, 9.625%, 3/15/12 .................................      483,849
 1,000,000  M/I Homes Inc, 6.875%, 4/1/12 ..........................................      925,000
 1,095,000  Rotech Healthcare Inc, 9.500%, 4/1/12 ..................................    1,138,800
   100,000  Alltrista Corp, 9.750%, 5/1/12 .........................................      103,250
 1,000,000  El Paso Corp, 7.875%, 6/15/12 ..........................................    1,041,250
 1,000,000  United Refining Company, 10.500%, 8/15/12 ..............................    1,057,500
 1,010,000  US Oncology Inc, 9.000%, 8/15/12 .......................................    1,045,350
 1,000,000  Jefferson Smurfit Corp, 8.250%, 10/1/12 ................................      981,250
 1,000,000  Owens-Brockway, 8.750%, 11/15/12 .......................................    1,070,000

HIGH YIELD FUND
(CONTINUED)
--------------------------------------------------------------------------------------------------
 PRINCIPAL                                                                              MARKET
  AMOUNT    INVESTMENT SECURITIES -- 99.7% (CONTINUED)                                   VALUE
--------------------------------------------------------------------------------------------------
            CORPORATE BONDS -- 97.1% (CONTINUED)
$  250,000  Stena AB, 9.625%, 12/1/12 ..............................................  $   272,500
   800,000  Rogers Wireless Inc, 7.250%, 12/15/12 ..................................      843,000
   530,000  Citizens Communications, 6.250%, 1/15/13 ...............................      515,425
   761,000  Paramount Resources Ltd, 8.500%, 1/31/13 ...............................      789,538
   800,000  Stewart Enterprises 144a, 6.250%, 2/15/13 ..............................      768,000
   400,000  AES Corp 144a, 8.750%, 5/15/13 .........................................      432,000
   500,000  Semco Energy Inc, 7.750%, 5/15/13 ......................................      518,206
   500,000  Omnicare Inc, 6.125%, 6/1/13 ...........................................      480,000
 1,000,000  Offshore Logistic, 6.125%, 6/15/13 .....................................      940,000
   945,000  Chaparral Steel Company, 10.000%, 7/15/13 ..............................    1,053,675
 1,000,000  Range Resources Corp, 7.375%, 7/15/13 ..................................    1,035,000
   250,000  Reliant Resources Inc, 9.500%, 7/15/13 .................................      250,313
   300,000  Texas Industries Inc, 7.250%, 7/15/13 ..................................      309,000
   773,000  Sungard Data Systems Inc 144a, 9.125%, 8/15/13 .........................      817,448
 1,000,000  CIA Brasileira De Bebida, 8.750%, 9/15/13 ..............................    1,150,000
   175,000  Ford Motor Credit Company, 7.000%, 10/1/13 .............................      156,521
   360,000  Rayovac Corp, 8.500%, 10/1/13 ..........................................      333,000
   633,000  Res-Care Inc 144a, 7.750%, 10/15/13 ....................................      636,165
   500,000  Stena AB, 7.500%, 11/1/13 ..............................................      493,750
   306,000  Dex Media Inc, 8.000%, 11/15/13 ........................................      315,180
 1,075,000  Dex Media Inc, 9.000%, 11/15/13 ........................................      908,375
   357,000  Dex Media Inc, 9.000%, 11/15/13 ........................................      301,665
 1,200,000  Pilgrims Pride Corp, 9.250%, 11/15/13 ..................................    1,209,000
 1,252,000  Cenveo Corp, 7.875%, 12/1/13 ...........................................    1,223,830
 1,000,000  Overseas Shipholding Group, 8.750%, 12/1/13 ............................    1,095,000
 1,250,000  Bombardier Recreational, 8.375%, 12/15/13 ..............................    1,318,750
 1,300,000  Massey Energy Company 144a, 6.875%, 12/15/13 ...........................    1,274,000
   919,000  Mirant North America LLC 144a, 7.375%, 12/31/13 ........................      937,380
   750,000  CSK Auto Inc, 7.000%, 1/15/14 ..........................................      714,375
 1,000,000  K Hovnanian Enterprises, 6.500%, 1/15/14 ...............................      937,698
   379,000  Sungard Data Systems Inc, 4.875%, 1/15/14 ..............................      334,468
 1,140,000  Videotron Ltee, 6.875%, 1/15/14 ........................................    1,145,700
 1,220,000  NRG Energy Inc, 7.250%, 2/1/14 .........................................    1,239,825
   500,000  Station Casinos, 6.500%, 2/1/14 ........................................      494,375
 1,400,000  GCI Inc, 7.250%, 2/15/14 ...............................................    1,375,499
   686,000  Rogers Wireless Inc, 6.375%, 3/1/14 ....................................      684,285
 1,006,000  Asbury Automotive Group, 8.000%, 3/15/14 ...............................    1,008,515
   560,000  HCA Inc, 5.750%, 3/15/14 ...............................................      523,946
   400,000  Trinity Industries Inc, 6.500%, 3/15/14 ................................      400,000
   250,000  US Concrete Inc, 8.375%, 4/1/14 ........................................      257,500
   322,000  Glencore Funding LLC 144a, 6.000%, 4/15/14 .............................      306,543
 1,000,000  International Steel Group, 6.500%, 4/15/14 .............................      995,000
 1,350,000  CHC Helicopter Corp, 7.375%, 5/1/14 ....................................    1,376,999
   500,000  Iasis Healthcare, 8.750%, 6/15/14 ......................................      500,000
   222,000  Sealy Mattress Company, 8.250%, 6/15/14 *** ............................      231,990
 1,250,000  Foundation PA Coal Company, 7.250%, 8/1/14 .............................    1,268,750
 1,000,000  Fisher Scientific International, 6.750%, 8/15/14 .......................    1,016,250
   500,000  Petrobras International Finance, 7.750%, 9/15/14 .......................      541,250
   838,000  Dresser-Rand Group Inc 144a, 7.375%, 11/1/14 ...........................      854,760

HIGH YIELD FUND
(CONTINUED)
--------------------------------------------------------------------------------------------------
PRINCIPAL                                                                               MARKET
 AMOUNT     INVESTMENT SECURITIES -- 99.7% (CONTINUED)                                   VALUE
--------------------------------------------------------------------------------------------------
            CORPORATE BONDS -- 97.1% (CONTINUED)
$  500,000  Spectrum Brands Inc, 7.375%, 2/1/15 ....................................  $   435,000
   949,000  Novelis Inc 144a, 7.750%, 2/15/15 ......................................      911,040
   245,000  Holly Energy Partners LP, 6.250%, 3/1/15 ...............................      231,525
   500,000  Allied Waste North America, 7.250%, 3/15/15 *** ........................      510,000
   500,000  Meritage Homes Corp, 6.250%, 3/15/15 ...................................      442,500
   400,000  AES Corp 144a, 9.000%, 5/15/15 .........................................      434,000
   395,000  Ventas Realty LP, 7.125%, 6/1/15 .......................................      405,863
   250,000  Georgia-Pacific Corp, 7.700%, 6/15/15 ..................................      251,250
 1,250,000  Beazer Homes USA, 6.875%, 7/15/15 ......................................    1,187,500
   620,000  Southern Copper Corp, 6.375%, 7/27/15 ..................................      603,959
 1,422,000  Mylan Laboratories Inc, 6.375%, 8/15/15 ................................    1,429,109
   392,000  Nell Af Sarl 144a, 8.375%, 8/15/15 .....................................      389,060
 1,246,000  Ikon Office Solutions 144a, 7.750%, 9/15/15 ............................    1,286,495
 1,540,000  Gibraltar Industries Inc 144a, 8.000%, 12/1/15 .........................    1,555,399
   367,000  Atlas Pipeline Partners 144a, 8.125%, 12/15/15 .........................      382,598
   306,000  Omnicare Inc, 6.875%, 12/15/15 .........................................      305,235
 1,197,000  Case Corp, 7.250%, 1/15/16 .............................................    1,173,060
 1,000,000  Chesapeake Energy Corp, 6.875%, 1/15/16 ................................    1,007,500
   427,000  DRS Technologies Inc, 6.625%, 2/1/16 ...................................      424,865
 1,360,000  HCA Inc, 6.500%, 2/15/16 ...............................................    1,324,990
   285,000  Copano Energy LLC 144a, 8.125%, 3/1/16 .................................      294,975
   667,000  Quebecor Media Inc, 7.750%, 3/15/16 ....................................      685,343
   500,000  Service Corp International, 6.750%, 4/1/16 .............................      495,000
   530,000  Sierra Pacific Power Company 144a, 6.000%, 5/15/16 .....................      522,786
   395,000  Stena AB, 7.000%, 12/1/16 ..............................................      371,300
   158,000  Service Corp International 144a, 7.500%, 6/15/17 .......................      160,765
   537,000  Chesapeake Energy Corp 144a, 6.500%, 8/15/17 ...........................      530,288
 1,000,000  Gazprom International 144a, 7.201%, 2/1/20 .............................    1,046,500
 1,000,000  Broadwing Inc, 7.250%, 6/15/23 .........................................      960,000
   180,000  Husky Oil Ltd, 8.900%, 8/15/28 .........................................      190,265
 1,088,000  General Motors Accept Corp, 8.000%, 11/1/31 ............................    1,028,271
   568,000  General Motors, 8.375%, 7/15/33 *** ....................................      416,060
   800,000  Ava Capital Trust III, 6.500%, 4/1/34 ..................................      792,834
                                                                                      -----------
            TOTAL CORPORATE BONDS ..................................................  $90,613,175
                                                                                      -----------

HIGH YIELD FUND
(CONTINUED)
--------------------------------------------------------------------------------------------------
                                                                                        MARKET
  SHARES    INVESTMENT SECURITIES -- 99.7% (CONTINUED)                                   VALUE
--------------------------------------------------------------------------------------------------
            INVESTMENT FUNDS -- 2.6%
 2,438,090  Touchstone Institutional Money Market Fund * (b)                          $ 2,438,090
                                                                                      -----------

            TOTAL INVESTMENT SECURITIES -- 99.7% (Cost $92,075,314)                   $93,051,265

            OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%                                 275,937
                                                                                      -----------

            NET ASSETS -- 100.0%                                                      $93,327,202
                                                                                      ===========

*     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

**    Non-income producing security.

*** All or a portion of the security is on loan. The total value of securities on loan as of March 31, 2006, was $1,100,148.

(a)   Security valued at fair value (See Note 2).

(b) As of March 31, 2006, $1,137,445 represents collateral for securities loaned.

See accompanying notes to portfolios of investments and notes to financial statements.

INSTITUTIONAL MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT     INVESTMENT SECURITIES  -- 94.9%                                              VALUE
---------------------------------------------------------------------------------------------------
             CORPORATE BONDS -- 32.9%
$ 1,340,000  Wells Fargo Company, 6.875%, 4/1/06 ....................................  $  1,340,000
  2,100,000  FPL Group Capital Inc, 3.250%, 4/11/06 .................................     2,099,374
    685,000  Bank of America Corp, 7.200%, 4/15/06 ..................................       685,683
    600,000  Caterpillar Financial Services Corp, 9.000%, 4/15/06 ...................       601,029
  3,025,000  Fleet Boston Financial Corp, 7.125%, 4/15/06 ...........................     3,027,849
 10,358,000  Morgan Stanley Dean Witter, 6.100%, 4/15/06 ............................    10,364,381
  1,100,000  National City Bank, 2.500%, 4/17/06 ....................................     1,098,954
    825,000  SLM Corp FRN, 4.793%, 4/25/06 ..........................................       825,069
  4,981,000  Bank of America Corp, 7.125%, 5/1/06 ...................................     4,991,230
  1,810,000  Bear Stearns Company Inc, 6.500%, 5/1/06 ...............................     1,813,113
  5,629,000  Caterpillar Financial Services Corp, 5.950%, 5/1/06 ....................     5,635,255
 11,650,000  Wal-Mart Canada 144a, 5.580%, 5/1/06 ...................................    11,657,536
  1,175,000  Suntrust Bank, 2.500%, 5/4/06 ..........................................     1,172,849
  3,255,000  Citigroup Inc, 5.750%, 5/10/06 .........................................     3,259,077
    975,000  Bank of New York Company Inc, 2.200%, 5/12/06 ..........................       972,043
    100,000  Citicorp, 7.125%, 5/15/06 ..............................................       100,298
  2,000,000  Credit Suisse FB USA Inc, 7.750%, 5/15/06 ..............................     2,007,442
    582,000  HSBC Finance Corp, 7.250%, 5/15/06 .....................................       583,942
    860,000  Merrill Lynch & Company, 7.375%, 5/15/06 ...............................       862,924
  9,404,000  National Rural Utilities, 6.000%, 5/15/06 ..............................     9,419,567
    300,000  Washington Mutual Finance Corp, 6.250%, 5/15/06 ........................       300,750
  1,366,000  Merrill Lynch & Company, 6.130%, 5/16/06 ...............................     1,368,656
    250,000  Wells Fargo Company, 5.900%, 5/21/06 ...................................       250,450
  1,725,000  Rabobank, 5.750%, 5/25/06 ..............................................     1,727,566
    436,000  Societe Generale, 7.400%, 6/1/06 .......................................       438,064
  4,119,000  General Electric Capital Corp, 7.000%, 6/12/06 .........................     4,136,266
    500,000  HSBC Finance Corp, 7.625%, 6/15/06 .....................................       503,018
    800,000  Credit Suisse FB USA Inc FRN, 5.210%, 6/19/06 ..........................       800,332
  2,400,000  ABN AMRO Bank Chicago, 7.550%, 6/28/06 .................................     2,417,250
  1,000,000  Associates Corp, 7.450%, 6/28/06 .......................................     1,006,521
  1,500,000  Suntrust Bank, 7.375%, 7/1/06 ..........................................     1,509,728
    802,000  American General Finance, 5.875%, 7/14/06 ..............................       804,490
  4,794,000  HSBC Finance Corp, 7.200%, 7/15/06 .....................................     4,828,592
  1,260,000  Union Bank Switzerland NY, 7.250%, 7/15/06 .............................     1,270,049
    946,000  Wachovia Corp, 7.500%, 7/15/06 .........................................       953,315
  1,000,000  Associates Corp, 7.550%, 7/17/06 .......................................     1,008,146
  1,302,000  Banc One Corp, 6.875%, 8/1/06 ..........................................     1,311,518
  3,636,000  Credit Suisse FB USA Inc, 5.875%, 8/1/06 ...............................     3,646,449
    325,000  Wells Fargo Company, 6.875%, 8/8/06 ....................................       327,315
    870,000  Citigroup Inc, 5.500%, 8/9/06 ..........................................       873,174
    450,000  Coca-Cola Enterprises, 5.375%, 8/15/06 .................................       451,400
  1,260,000  Coca-Cola Enterprises, 5.375%, 8/15/06 .................................     1,261,751
  4,900,000  JP Morgan Chase & Company, 5.625%, 8/15/06 .............................     4,916,896
  5,000,000  Key Bank, 7.125%, 8/15/06 ..............................................     5,042,246
  1,760,000  National City Bank, 2.375%, 8/15/06 ....................................     1,744,981
    985,000  Wells Fargo Company, 7.125%, 8/15/06 ...................................       994,638
    600,000  American Express, 5.500%, 9/12/06 ......................................       602,955

INSTITUTIONAL MONEY MARKET FUND
(CONTINUED)
---------------------------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT    INVESTMENT SECURITIES  -- 94.9% (CONTINUED)                                  VALUE
---------------------------------------------------------------------------------------------------
             CORPORATE BONDS -- 32.9% (CONTINUED)
$   450,000  Bank of America Corp, 7.125%, 9/15/06 ..................................  $    455,165
    293,000  Bank of America Corp, 7.500%, 9/15/06 ..................................       296,503
    789,000  BankBoston NA, 7.375%, 9/15/06 .........................................       798,020
    900,000  Caterpillar Financial Services Corp, 2.350%, 9/15/06 ...................       891,155
  1,000,000  National Rural Utilities, 7.300%, 9/15/06 ..............................     1,012,747
    250,000  Northern Trust Company, 7.300%, 9/15/06 ................................       252,784
  2,000,000  Wachovia Bank NA, 7.800%, 9/15/06 ......................................     2,025,643
    384,000  General Electric Capital Corp, 2.750%, 9/25/06 .........................       380,420
    135,000  Citigroup Inc, 7.125%, 10/1/06 .........................................       136,670
  1,500,000  Caterpillar Financial Services Corp, 2.500%, 10/3/06 ...................     1,482,882
    100,000  Bear Stearns Company Inc, 7.250%, 10/15/06 .............................       101,272
  1,010,000  Bank One Corp, 7.000%, 10/16/06 ........................................     1,022,437
    500,000  Bayerische Landesbank, 2.600%, 10/16/06 ................................       493,665
  1,000,000  General Electric Capital Corp, 6.500%, 11/1/06 .........................     1,009,554
  5,630,000  HSBC Finance Corp, 7.000%, 11/1/06 .....................................     5,700,852
  2,930,000  Amsouth Bank NA, 2.820%, 11/3/06 .......................................     2,896,865
  1,400,000  First Union Corp, 6.750%, 11/15/06 .....................................     1,415,183
    250,000  HSBC Finance Corp, 2.900%, 11/15/06 ....................................       247,097
    696,000  US Bank NA, 2.850%, 11/15/06 ...........................................       687,449
  2,500,000  Wachovia Corp, 6.625%, 11/15/06 ........................................     2,527,696
  4,778,000  Alabama Power Company, 2.800%, 12/1/06 .................................     4,712,566
  1,675,000  Regions Bank, 2.900%, 12/15/06 .........................................     1,649,346
  1,280,000  Bear Stearns Company Inc, 5.700%, 1/15/07 ..............................     1,288,507
  1,000,000  JP Morgan Chase & Company, 6.875%, 1/15/07 .............................     1,012,368
  1,138,000  Merrill Lynch & Company, 7.000%, 1/15/07 ...............................     1,154,023
    330,000  Morgan Stanley Dean Witter Inc, 8.330%, 1/15/07 ........................       338,177
    785,000  MBNA Corp, 6.250%, 1/17/07 .............................................       792,217
  3,250,000  Fifth Third Bank, 2.700%, 1/30/07 ......................................     3,194,894
  5,000,000  HSBC Finance Corp, 5.750%, 1/30/07 .....................................     5,038,975
  1,410,000  Bank of America Corp, 5.250%, 2/1/07 ...................................     1,413,560
  1,498,000  JP Morgan Chase & Company, 7.125%, 2/1/07 ..............................     1,523,353
  1,000,000  Merrill Lynch & Company, 5.360%, 2/1/07 ................................     1,002,076
    850,000  US Bank NA, 2.870%, 2/1/07 .............................................       833,846
    100,000  Caterpillar Financial Services Corp, 3.000%, 2/15/07 ...................        98,410
  1,086,000  Bear Stearns Company Inc, 7.000%, 3/1/07 ...............................     1,104,565
  5,795,000  National Rural Utilities, 6.500%, 3/1/07 ...............................     5,863,653
    805,000  US Bank NA, 2.400%, 3/12/07 ............................................       784,517
                                                                                       ------------
             TOTAL CORPORATE BONDS ..................................................  $162,653,243
                                                                                       ------------

             U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.7%
$   350,000  Overseas Private Investment Corp, 4.750%, 4/5/06 .......................  $    349,803
  6,000,000  Overseas Private Investment Corp, 4.800%, 4/5/06 .......................     6,000,000
  5,406,977  Overseas Private Investment Corp, 4.820%, 4/5/06 .......................     5,406,780
  1,700,000  FNMA, 5.500%, 5/2/06 ...................................................     1,701,992
                                                                                       ------------
             TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS ...............................  $ 13,458,575
                                                                                       ------------

INSTITUTIONAL MONEY MARKET FUND
(CONTINUED)
---------------------------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT    INVESTMENT SECURITIES  -- 94.9% (CONTINUED)                                  VALUE
---------------------------------------------------------------------------------------------------
             VARIABLE RATE DEMAND NOTES -- 50.5%
$ 2,140,000  Athens-Clarke Co GA Univ Govt Dev Auth Rev (Univ of GA Athletic),
             4.750%, 4/1/06 .........................................................  $  2,140,000
  1,025,000  CO Hlth Facs Auth Rev, 4.840%, 4/1/06 ..................................     1,025,000
  2,580,000  WA St HFC MFH Rev (Auburn Meadows), 4.800%, 4/1/06 .....................     2,580,000
  4,415,000  WA St HFC MFH Rev (Woodland Retirement), 4.800%, 4/1/06 ................     4,415,000
  3,975,000  Yuengling Beer Company Inc, 4.670%, 4/1/06 .............................     3,975,000
  3,000,000  Ogden City UT Redev Agy Rev, 4.970%, 4/4/06 ............................     3,000,000
    300,000  2880 Stevens Creek LLC, 4.900%, 4/5/06 .................................       300,000
    400,000  Central Concrete Supermix FRN, 4.800%, 4/5/06 ..........................       400,000
  2,300,000  Hass Door Company & Nofziger Door Company Intl Inc, 4.890%, 4/5/06 .....     2,300,000
  3,000,000  JJB Properties LLC OK Rev, 4.830%, 4/5/06 ..............................     3,000,000
  1,350,000  Malone College, 4.940%, 4/5/06 .........................................     1,350,000
     90,000  Santa Clara Co CA Hsg Auth MFH Rev (Willows), 5.000%, 4/5/06 ...........        90,000
  2,100,000  179 Lincoln Hwy / Mealey, 4.930%, 4/6/06 ...............................     2,100,000
    300,000  Alameda Co CA IDA Rev (Bema Electronic), 4.900%, 4/6/06 ................       300,000
  2,000,000  Albany NY IDA Civic Fac Rev (Albany Med Ctr), 4.900%, 4/6/06 ...........     2,000,000
    575,000  Allegheny Co PA Redev Auth (Brentwood Towne Square), 4.980%, 4/6/06 ....       575,000
  3,445,000  American Micro Products FRN, 4.900%, 4/6/06 ............................     3,445,000
    400,000  Automated Packaging Sys, 4.920%, 4/6/06 ................................       400,000
  3,917,000  Avalon Foodservice Inc, 4.890%, 4/6/06 .................................     3,917,000
  1,010,000  Bluegrass Paving Inc FRN, 4.890%, 4/6/06 ...............................     1,010,000
  1,455,000  CA Statewide Cmntys Dev Auth Rev (Park David), 4.930%, 4/6/06 ..........     1,455,000
  5,954,000  Class B Rev Bnd Ctf Ser 2004-2, 5.179%, 4/6/06 .........................     5,954,000
    570,000  CO HFA EDR, 4.910%, 4/6/06 .............................................       570,000
    465,000  Connelly / Brueshaber Partnership, 4.970%, 4/6/06 ......................       465,000
    690,000  Corp Finance Managers, 4.870%, 4/6/06 ..................................       690,000
 12,265,000  Cubba Capital LLC, 4.900%, 4/6/06 ......................................    12,265,000
  3,100,000  Doering Family Ltd, 4.820%, 4/6/06 .....................................     3,100,000
    425,000  Employers Resource Associates Inc, 4.920%, 4/6/06 ......................       425,000
  1,792,000  Fairway LLC, 4.830%, 4/6/06 ............................................     1,792,000
  1,435,000  Farley Investment Property, 4.870%, 4/6/06 .............................     1,435,000
  3,850,000  First Baptist Church of Tuscaloosa, 4.850%, 4/6/06 .....................     3,850,000
  1,350,000  FL HFC Rev (Tuscany), 4.880%, 4/6/06 ...................................     1,350,000
    600,000  FL HFC Rev (Waterford Pointe), 4.920%, 4/6/06 ..........................       600,000
 10,335,000  Grasshopper Investments, 4.820%, 4/6/06 ................................    10,335,000
  5,000,000  Heart Center Cascades, 4.900%, 4/6/06 ..................................     5,000,000
  7,255,000  ID Hlth Facs Auth Rev, 4.900%, 4/6/06 ..................................     7,255,000
    440,000  IL Fin Auth Rev, 5.020%, 4/6/06 ........................................       440,000
  2,350,000  Independence Petroleum, 4.840%, 4/6/06 .................................     2,350,000
  1,555,000  Jake Sweeney Automotive, 4.820%, 4/6/06 ................................     1,555,000
  4,935,000  JJJ Home Product Center, 4.920%, 4/6/06 ................................     4,935,000
  2,000,000  JL Capital One LLC, 4.970%, 4/6/06 .....................................     2,000,000
  5,160,000  John Q Hammons Rev Tr Ser 2004, 4.830%, 4/6/06 .........................     5,160,000
  5,100,000  Jungs Station Associates, 4.860%, 4/6/06 ...............................     5,100,000
  1,845,000  LA Loc Govt Envir Facs Cmnty Dev Auth Rev, 4.930%, 4/6/06 ..............     1,845,000
  2,450,000  Long Beach CA Rev (Towne Ctr Site), 4.900%, 4/6/06 .....................     2,450,000
  1,180,000  Los Lunas NM Indl Rev, 4.870%, 4/6/06 ..................................     1,180,000
    400,000  Louisville & Jefferson Co KY Metro Govt IDR, 4.880%, 4/6/06 ............       400,000
  4,850,000  MA St Dev Fin Agy Rev (Bridgewell Inc), 4.900%, 4/6/06 .................     4,850,000

INSTITUTIONAL MONEY MARKET FUND
(CONTINUED)
---------------------------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT    INVESTMENT SECURITIES  -- 94.9% (CONTINUED)                                  VALUE
---------------------------------------------------------------------------------------------------
             VARIABLE RATE DEMAND NOTES -- 50.5% (CONTINUED)
$ 1,315,000  Mailender-Abel, 4.870%, 4/6/06 .........................................  $  1,315,000
    450,000  Matandy Steel & Metal Products, 4.840%, 4/6/06 .........................       450,000
  1,500,000  Medical Properties Inv FRN, 4.820%, 4/6/06 .............................     1,500,000
    310,000  Merger Hospitality LLC FRN, 4.820%, 4/6/06 .............................       310,000
  5,260,000  MI St Strategic Fd Ltd Rev, 4.870%, 4/6/06 .............................     5,260,000
  2,100,000  Monte Cristo Enterprises FRN, 4.910%, 4/6/06 ...........................     2,100,000
 19,445,000  Mountain Agency Inc, 4.970%, 4/6/06 ....................................    19,445,000
  3,085,000  MS Business Fin Corp IDR (Koch Freezers LLC), 4.920%, 4/6/06 ...........     3,085,000
  6,800,000  OK Christian Univ, 4.880%, 4/6/06 ......................................     6,800,000
  3,080,000  Orange Cnty NY IDA Civic Fac Rev (Horton Med Ctr), 4.850%, 4/6/06 ......     3,080,000
  1,530,000  Osprey Properties Ltd FRN, 4.870%, 4/6/06 ..............................     1,530,000
    300,000  P&P Investment Company Inc FRN, 4.940%, 4/6/06 .........................       300,000
    965,000  Paks Partners, 4.820%, 4/6/06 ..........................................       965,000
 16,000,000  Paragon Films, 4.920%, 4/6/06 ..........................................    16,000,000
  2,815,000  Plant City Church of God Ser 2004, 4.880%, 4/6/06 ......................     2,815,000
    400,000  Powell Healthcare Real Estate FRN, 4.920%, 4/6/06 ......................       400,000
  1,890,000  Rev Bd Ctf (Chimney Hills) Ser 2005-6, 5.300%, 4/6/06 ..................     1,890,000
  5,380,000  Rev Bd Ctf (Greens of Merrill Creek) Ser 2005-3, 5.300%, 4/6/06 ........     5,380,000
  2,810,000  Rev Bd Ctf (Palm Bay) Ser 2004-23, 5.300%, 4/6/06 ......................     2,810,000
  1,950,000  Riverhead NY IDA IDR (Atlantis Marine), 4.860%, 4/6/06 .................     1,950,000
  1,265,000  Riverside Co CA IDA IDR (Advance Business), 4.930%, 4/6/06..............     1,265,000
    500,000  Sacramento Co CA Hsg Auth MFH Rev (Deer Park Apts), 4.880%, 4/6/06 .....       500,000
    500,000  San Bernardino Co CA Hsg Auth MFH Rev, 4.900%, 4/6/06 ..................       500,000
  7,340,000  Schwerkoske, 4.870%, 4/6/06 ............................................     7,340,000
  2,065,000  Southwestern IL Dev Auth IDR (Mattingly Lumber), 4.990%, 4/6/06 ........     2,065,000
  2,825,000  SPG Capital LLC, 4.870%, 4/6/06 ........................................     2,825,000
  2,570,000  St James Properties, 4.840%, 4/6/06 ....................................     2,570,000
  2,000,000  Temple Baptist Church, 4.870%, 4/6/06 ..................................     2,000,000
    900,000  The Harper Company FRN, 4.890%, 4/6/06 .................................       900,000
  2,600,000  Trinity Baptist Church, 4.830%, 4/6/06 .................................     2,600,000
  1,000,000  Trust No B-2, 4.930%, 4/6/06 ...........................................     1,000,000
    600,000  TX Student Hsg & Cmnty Affairs MFH (Post Oak), 4.930%, 4/6/06 ..........       600,000
  3,895,000  Vista Funding Corp Ser 01-B, 4.840%, 4/6/06 ............................     3,895,000
  1,510,000  Vista Funding Corp Ser 01-C, 4.870%, 4/6/06 ............................     1,510,000
    500,000  WA St HFC MFH Rev (Brittany Park), 4.880%, 4/6/06 ......................       500,000
  1,125,000  WA St HFC MFH Rev (Mallard Lakes), 4.900%, 4/6/06 ......................     1,125,000
  4,000,000  Wellington Green LLC, 4.900%, 4/6/06 ...................................     4,000,000
    700,000  Wilmington Iron & Metal FRN, 4.880%, 4/6/06 ............................       700,000
  3,740,000  Bel Air Investments LLC, 4.980%, 4/7/06 ................................     3,740,000
    995,000  First Church of Nazarene Pascagoula MS, 4.980%, 4/7/06 .................       995,000
  4,385,000  Pearlstine Distributors, 4.880%, 4/7/06 ................................     4,385,000
                                                                                       ------------
             TOTAL VARIABLE RATE DEMAND NOTES .......................................  $249,528,000
                                                                                       ------------

INSTITUTIONAL MONEY MARKET FUND
(CONTINUED)
---------------------------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT     INVESTMENT SECURITIES  -- 94.9% (CONTINUED)                                  VALUE
---------------------------------------------------------------------------------------------------
             TAXABLE MUNICIPAL BONDS -- 1.9%
$1,000,000   South Central IN Cmnty Sch Bldg Corp First Mtg Rev BANS, 5.000%, 6/30/06  $  1,000,000
 1,045,000   First FL Govt Fin Comm Rev, 7.500%, 7/1/06 .............................     1,052,457
 3,000,000   Sacramento Co CA Pension Funding, 6.625%, 8/15/06 ......................     3,017,364
 2,095,000   Pittsburgh PA Urban Redev Auth Spl Tax, 4.500%, 9/1/06 .................     2,097,539
 1,555,000   Butler Co OH BANS, 4.600%, 10/12/06 ....................................     1,555,000
   765,000   Austin TX Rent Car Spl Fac Rev, 6.100%, 11/15/06 .......................       769,955
                                                                                       ------------
             TOTAL TAXABLE MUNICIPAL BONDS ..........................................  $  9,492,315
                                                                                       ------------

             TIME DEPOSIT -- 4.9%
$24,000,000  BNP Paribas, 4.840%, 4/3/06 ............................................  $ 24,000,000
                                                                                       ------------

             COMMERCIAL PAPER -- 2.0%
$10,000,000  UBS Americas Inc, 4/3/06 ...............................................  $  9,997,317
                                                                                       ------------

             TOTAL INVESTMENT SECURITIES - 94.9% ....................................  $469,129,450
                                                                                       ------------

---------------------------------------------------------------------------------------------------
   FACE
  AMOUNT     REPURCHASE AGREEMENTS -- 4.6%                                                VALUE
---------------------------------------------------------------------------------------------------
$22,914,000  Nesbitt Burns Securities Inc 4.75% dated 03/31/06 due
             04/03/06 repurchase proceeds $22,923,070 (Collateralized by various US Government Agency Obligations with maturities to
             6/15/11 market value $23,372,885) ......................................  $ 22,914,000
                                                                                       ------------

             TOTAL INVESTMENT SECURITIES AND REPURCHASE AGREEMENTS -- 99.5%
             (Amortized Cost $492,043,450) ..........................................  $492,043,450

             OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5% ..........................     2,298,870
                                                                                       ------------

             NET ASSETS -- 100.0% ...................................................  $494,342,320
                                                                                       ============

See accompanying notes to portfolios of investments and notes to financial statements.

MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
---------------------------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT     INVESTMENT SECURITIES - 99.8%                                                VALUE
---------------------------------------------------------------------------------------------------
            CORPORATE BONDS -- 34.1%
$1,457,000  Wells Fargo Company, 6.875%, 4/1/06 .....................................  $  1,457,000
 1,000,000  FPL Group Capital Inc, 3.250%, 4/11/06 ..................................       999,783
   100,000  Bank of America Corp, 7.200%, 4/15/06 ...................................       100,087
   610,000  Caterpillar Financial Services Corp, 9.000%, 4/15/06 ....................       610,966
   304,000  Fleetboston Financial Corp, 7.125%, 4/15/06 .............................       304,383
 2,778,000  Morgan Stanley Dean Witter, 6.100%, 4/15/06 .............................     2,779,599
   400,000  National City Bank, 2.500%, 4/17/06 .....................................       399,630
   100,000  Bank of America Corp, 7.125%, 4/30/06 ...................................       100,238
   800,000  Bank of America Corp, 7.125%, 5/1/06 ....................................       801,638
 1,144,000  Bear Stearns Company Inc, 6.500%, 5/1/06 ................................     1,145,889
   174,000  Caterpillar Financial Services Corp, 5.950%, 5/1/06 .....................       174,216
   250,000  Suntrust Bank, 2.500%, 5/4/06 ...........................................       249,585
 1,014,000  Citigroup Inc, 5.750%, 5/10/06 ..........................................     1,015,011
   105,000  Bank of New York Company Inc, 2.200%, 5/12/06 ...........................       104,720
   145,000  Citicorp Inc, 7.125%, 5/15/06 ...........................................       145,448
   750,000  Credit Suisse FB USA Inc, 7.750%, 5/15/06 ...............................       752,791
   200,000  HSBC Finance Corp, 6.000%, 5/15/06 ......................................       200,459
   790,000  Merrill Lynch & Company, 7.375%, 5/15/06 ................................       792,654
 5,091,000  National Rural Utilities, 6.000%, 5/15/06 ...............................     5,099,484
 1,000,000  Rabobank, 5.750%, 5/25/06 ...............................................     1,001,488
   360,000  Merrill Lynch & Company, 2.070%, 6/12/06 ................................       358,173
   728,000  BP Capital Markets PLC, 2.350%, 6/15/06 .................................       724,546
   705,000  Citicorp Inc, 7.750%, 6/15/06 ...........................................       709,874
   535,000  HSBC Finance Corp, 7.625%, 6/15/06 ......................................       538,185
 3,225,000  ABN AMRO Bank, 7.550%, 6/28/06 ..........................................     3,246,634
   500,000  Suntrust Bank, 7.375%, 7/1/06 ...........................................       503,200
   410,000  Chase Manhattan Corp, 7.875%, 7/15/06 ...................................       413,747
   430,000  HSBC Finance Corp, 7.200%, 7/15/06 ......................................       433,061
   668,000  Wachovia Corp, 7.500%, 7/15/06 ..........................................       673,041
   140,000  General Electric Capital Corp, 2.970%, 7/26/06 ..........................       139,186
   321,000  Banc One Corp, 6.875%, 8/1/06 ...........................................       323,433
 1,625,000  Credit Suisse FB USA Inc, 5.875%, 8/1/06 ................................     1,631,855
   100,000  Wal-Mart, 5.450%, 8/1/06 ................................................       100,219
   550,000  Wells Fargo Company, 6.875%, 8/8/06 .....................................       554,120
 2,103,000  Citigroup Inc, 5.500%, 8/9/06 ...........................................     2,108,870
 1,633,000  Coca-Cola Enterprises, 5.375%, 8/15/06 ..................................     1,635,887
 2,315,000  JP Morgan Chase & Company, 5.625%, 8/15/06 ..............................     2,322,823
   105,000  Key Bank NA, 7.125%, 8/15/06 ............................................       105,900
 1,030,000  Key Bank NA, 7.125%, 8/15/06 ............................................     1,038,572
   100,000  National City Bank, 2.375%, 8/15/06 .....................................        99,147
   291,000  American Express, 5.500%, 9/12/06 .......................................       291,847
   200,000  Bank of America Corp, 7.125%, 9/15/06 ...................................       202,112
   588,000  Bank of America Corp, 7.500%, 9/15/06 ...................................       595,871
   700,000  Caterpillar Financial Services Corp, 2.350%, 9/15/06 ....................       692,818
   366,000  Coca-Cola Enterprises, 2.500%, 9/15/06 ..................................       362,362
   247,000  FPL Group Capital Inc, 7.625%, 9/15/06 ..................................       250,801
   353,000  National Rural Utilities, 7.300%, 9/15/06 ...............................       356,694
   424,000  Suntrust Bank, 7.250%, 9/15/06 ..........................................       428,437

MONEY MARKET FUND
(CONTINUED)
---------------------------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT    INVESTMENT SECURITIES - 99.8% (CONTINUED)                                     VALUE
---------------------------------------------------------------------------------------------------
            CORPORATE BONDS -- 34.1% (CONTINUED)
$  335,000  ChevronTexaco Corp, 8.250%, 10/1/06 .....................................  $    341,307
   275,000  Citigroup Global Markets, 7.125%, 10/1/06 ...............................       278,189
   170,000  First Union, 7.125%, 10/15/06 ...........................................       171,782
 1,100,000  Bank One Corp, 7.000%, 10/16/06 .........................................     1,112,691
   100,000  General Electric Capital Corp, 6.500%, 11/1/06 ..........................       101,121
 1,052,000  Suntrust Bank, 2.500%, 11/1/06 ..........................................     1,037,566
   345,000  General Electric Capital Corp, 3.125%, 11/9/06 ..........................       341,380
   100,000  Caterpillar Financial Services Corp, 3.000%, 11/15/06 ...................        98,680
   150,000  CitiFinancial, 6.625%, 11/15/06 .........................................       151,479
   761,000  US Bancorp, 2.850%, 11/15/06 ............................................       751,074
   100,000  Wachovia Corp, 6.625%, 11/15/06 .........................................       101,121
 2,005,000  Alabama Power Company, 2.800%, 12/1/06 ..................................     1,978,092
   440,000  UnionBanCal Corp, 5.750%, 12/1/06 .......................................       441,886
   700,000  American Express, 4.839%, 12/15/06 ......................................       700,431
   660,000  Bear Stearns Company Inc, 5.700%, 1/15/07 ...............................       664,040
   310,000  Fleetboston Financial Corp, 8.625%, 1/15/07 .............................       318,158
   157,000  Merrill Lynch & Company, 7.000%, 1/15/07 ................................       159,471
 1,375,000  Fifth Third Bank, 2.700%, 1/30/07 .......................................     1,351,640
 1,000,000  HSBC Finance Corp, 5.750%, 1/30/07 ......................................     1,007,795
 1,000,000  Bank of America Corp, 5.250%, 2/1/07 ....................................     1,003,162
   970,000  JP Morgan Chase & Company, 7.125%, 2/1/07 ...............................       986,293
   512,000  Merrill Lynch & Company, 5.360%, 2/1/07 .................................       513,063
   610,000  US Bank NA, 2.870%, 2/1/07 ..............................................       599,431
   105,000  Caterpillar Financial Services Corp, 5.250%, 3/15/07 ....................       105,014
 1,000,000  HSBC Finance Corp, 5.000%, 3/15/07 ......................................       999,073
   481,000  Gannett Company Inc, 5.500%, 4/1/07 .....................................       481,652
   375,000  Associates Corp, 5.960%, 5/15/37 ........................................       375,000
                                                                                       ------------
            TOTAL CORPORATE BONDS ...................................................  $ 55,247,075
                                                                                       ------------

            VARIABLE RATE DEMAND NOTES -- 55.6%
$  360,000  WA St HFC MFH, 4.820%, 4/1/06 ...........................................  $    360,000
   400,000  Alachua Co FL HFA MFH Rev (Brookside Apts), 4.930%, 4/5/06. .............       400,000
   800,000  Berks Co PA IDA Rev, 4.880%, 4/5/06 .....................................       800,000
   225,000  CA Pollution Control Fin Auth, 4.900%, 4/5/06 ...........................       225,000
   310,000  FL HFC Rev (Valencia), 4.930%, 4/5/06 ...................................       310,000
 1,030,000  Greenville SC Mem Aud Dist Pub Fac Corp (Bi-Lo Ctr), 4.930%, 4/5/06 .....     1,030,000
 2,785,000  Hass Door Company & Nofziger Door Company Intl Inc, 4.890%, 4/5/06 ......     2,785,000
    15,000  RI St IDR (Gardener Specialty), 4.850%, 4/5/06 ..........................        15,000
   813,000  Acme Investment Company, 4.890%, 4/6/06 .................................       813,000
   515,000  American Watchmakers Institute, 5.020%, 4/6/06 ..........................       515,000
 2,765,000  Baldwin Bone & Joint Med Ctr LLC, 5.080%, 4/6/06 ........................     2,765,000
   315,000  Berks Cardiologists, 4.880%, 4/6/06 .....................................       315,000
   715,000  Brundidge AL Combined Utilities Rev, 5.580%, 4/6/06 .....................       715,000
   375,000  CA Infra & Econ Dev Bk IDR (Bonny Doon), 4.930%, 4/6/06 .................       375,000
   730,000  CA Infra & Econ Dev Bk IDR (Studio Moulding), 4.930%, 4/6/06 ............       730,000
   100,000  CA Infrast & Econ Dev Bk Rev, 4.920%, 4/6/06 ............................       100,000
   400,000  CA Statewide CDA MFH Rev, 4.930%, 4/6/06 ................................       400,000
   400,000  CA Statewide CDA Rev (Canyon Hsg), 4.930%, 4/6/06 .......................       400,000
   440,000  CA Statewide CDA Rev (Cypress Villas), 4.930%, 4/6/06 ...................       440,000

MONEY MARKET FUND
(CONTINUED)
---------------------------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT    INVESTMENT SECURITIES - 99.8% (CONTINUED)                                     VALUE
---------------------------------------------------------------------------------------------------
            VARIABLE RATE DEMAND NOTES -- 55.6% (CONTINUED)
$  495,000  CA Statewide CDA Rev (Oakmont of Stockton LLC), 4.980%, 4/6/06 ..........  $    495,000
   353,900  Campus Research Corp, 5.020%, 4/6/06 ....................................       353,900
   565,000  Carmel IN IDR (Telamon Corp) Ser 1996 B, 5.000%, 4/6/06 .................       565,000
   615,000  Carmel IN IDR (Telemon Corp), 5.000%, 4/6/06 ............................       615,000
 1,140,000  Century Motors Acura (Elizabeth Connelley Trust), 4.920%, 4/6/06 ........     1,140,000
   930,000  Century Motors VW (Elizabeth Connelley Trust), 4.920%, 4/6/06 ...........       930,000
 4,400,000  Class B Revenue Bond Ctf Ser 2004-2, 5.179%, 4/6/06 .....................     4,400,000
   230,000  CO HFA EDR (Super Vacuum Mfg Company), 4.910%, 4/6/06 ...................       230,000
   200,000  Connelly / Brueshaber Partnership, 4.970%, 4/6/06 .......................       200,000
 3,115,000  Cunat Brothers Inc (William St Apt), 5.040%, 4/6/06 .....................     3,115,000
   420,000  Cunat Capital Corp (FawnRidge), 5.040%, 4/6/06 ..........................       420,000
   675,000  CWB Investment LLC, 4.970%, 4/6/06 ......................................       675,000
   305,000  Diamond Dev Group Inc, 5.020%, 4/6/06 ...................................       305,000
   365,000  Eden Prairie MN IDR (SWB LLC), 5.350%, 4/6/06 ...........................       365,000
   300,000  Employers Resource Associates Inc, 4.920%, 4/6/06 .......................       300,000
   658,000  Fitch Denney Funeral Home, 4.970%, 4/6/06 ...............................       658,000
   500,000  FL HFC MFH (Avalon Reserve), 4.920%, 4/6/06 .............................       500,000
   314,000  Greencastle IN EDR (Round Barn Manor Apt), 4.950%, 4/6/06 ...............       314,000
 1,980,000  Heart Center Cascades, 4.900%, 4/6/06 ...................................     1,980,000
   300,000  IL Dev Fin Auth Indl Rev, 5.140%, 4/6/06 ................................       300,000
   180,000  Jefferson Co KY Student Hsg (ULH Inc), 5.330%, 4/6/06 ...................       180,000
 2,615,000  LA HFA MFH Rev (Restoration Baton Rouge), 5.000%, 4/6/06 ................     2,615,000
 3,355,000  LA Loc Govt Environmental Fac (Bioset Shreveport), 5.180%, 4/6/06 .......     3,355,000
   800,000  Lake Oswego OR Redev Agy Tax Incrmnt Rev, 4.870%, 4/6/06 ................       800,000
   330,000  Macatawa Capital, 4.980%, 4/6/06 ........................................       330,000
   605,000  Memphis TN Hlth Ed & Hsg Fac Brd MFH Rev (Breezy Point Apt),
            5.080%, 4/6/06 ..........................................................       605,000
   445,000  Miami River Stone Company, 4.970%, 4/6/06 ...............................       445,000
   800,000  Miklin Industries LLC, 4.970%, 4/6/06 ...................................       800,000
   280,000  Monroe Co NY IDR (Rochester Inst), 4.750%, 4/6/06 .......................       280,000
   550,000  Monte Cristo Enterprises, 4.910%, 4/6/06 ................................       550,000
   835,000  Montgomery Co NY IDA Rev (CNB Fin Corp), 4.980%, 4/6/06 .................       835,000
 3,800,000  Mountain Agency Inc, 4.970%, 4/6/06 .....................................     3,800,000
 1,690,000  Mountain St University Inc WV Rev, 4.970%, 4/6/06 .......................     1,690,000
   575,000  MU LLC Taxable Notes, 5.020%, 4/6/06 ....................................       575,000
   385,000  New York NY IDA Civic Fac Rev, 4.950%, 4/6/06 ...........................       385,000
 1,280,000  Oklahoma Co OK Fin Auth IDR (Factory Direct), 5.030%, 4/6/06 ............     1,280,000
   290,000  PA St Higher Edl Facs Auth Rev, 5.000%, 4/6/06 ..........................       290,000
   200,000  Powell Healthcare, 4.920%, 4/6/06 .......................................       200,000
 3,960,000  Revenue Bond Ctf Ser 2004-15 (Centennial East II Apts), 5.179%, 4/6/06 ..     3,960,000
 1,670,000  Revenue Bond Ctf Ser 2004-19 (The Landings), 5.300%, 4/6/06 .............     1,670,000
    50,000  Richmond TX Higher Ed Fin (Bayou-Houston), 4.820%, 4/6/06 ...............        50,000
   300,000  Riverhead NY IDA IDR (Atlantis Marine), 4.860%, 4/6/06 ..................       300,000
   815,000  Riverside Co CA IDA IDR (Advance Business), 4.930%, 4/6/06. .............       815,000
   760,000  Schenectady NY IDR (JMR Dev Company), 4.680%, 4/6/06 ....................       760,000
 5,090,000  Shehata Said & Shehata, 4.970%, 4/6/06 ..................................     5,090,000
   510,000  Shenandoah Valley Ltd, 4.980%, 4/6/06 ...................................       510,000
   695,000  Shumaker Loop & Kendrick, 4.890%, 4/6/06 ................................       695,000
   726,000  SO Realty LLC, 4.990%, 4/6/06 ...........................................       726,000
 5,375,000  Springfield MO Redev Auth Rev (Univ Plaza Hotel), 5.030%, 4/6/06 ........     5,375,000

MONEY MARKET FUND
(CONTINUED)
---------------------------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT    INVESTMENT SECURITIES - 99.8% (CONTINUED)                                     VALUE
---------------------------------------------------------------------------------------------------
            VARIABLE RATE DEMAND NOTES -- 55.6% (CONTINUED)
$   70,000  St Charles Co MO IDA Rev (Austin Co), 5.040%, 4/6/06 ....................  $     70,000
    75,000  Suffolk Co NY IDR Civic Fac, 4.950%, 4/6/06 .............................        75,000
 3,100,000  Sycamore Creek Country Club Ser 2003, 4.970%, 4/6/06 ....................     3,100,000
   200,000  Terre Haute IN Intl Arprt Auth Rev (Tri Aerospace), 5.130%, 4/6/06 ......       200,000
   970,000  TKBMN LLC, 4.970%, 4/6/06 ...............................................       970,000
 1,310,000  VP Pack LLC, 4.980%, 4/6/06 .............................................     1,310,000
   530,000  VT HFA Student Hsg (West Block), 4.920%, 4/6/06 .........................       530,000
   235,000  WA St HFC MFH Rev (Brittany Park), 4.880%, 4/6/06 .......................       235,000
 1,230,000  West Covina CA PFA Tax Allocation Rev, 4.910%, 4/6/06 ...................     1,230,000
 1,400,000  Westwood Baptist Church, 4.890%, 4/6/06 .................................     1,400,000
   900,000  WH Properites LTD, 4.990%, 4/6/06 .......................................       900,000
   250,000  Wilmington Iron & Metal Company, 4.890%, 4/6/06 .........................       250,000
   515,000  ZECC Investments LLP, 5.020%, 4/6/06 ....................................       515,000
 1,040,000  Community Christian Schools Inc, 4.930%, 4/7/06 .........................     1,040,000
 2,555,000  Diaz-Upton LLC, 4.930%, 4/7/06 ..........................................     2,555,000
   700,000  Green Valley Church (Birmingham), 4.930%, 4/7/06 ........................       700,000
 3,700,000  Medical Realty Group, 4.970%, 4/7/06 ....................................     3,700,000
   800,000  Melrose Supply Sales Corp, 5.080%, 4/7/06 ...............................       800,000
                                                                                       ------------
            TOTAL VARIABLE RATE DEMAND NOTES ........................................  $ 89,899,900
                                                                                       ------------

            TAXABLE MUNICIPAL BONDS -- 4.9%
$  125,000  CA Statewide Cmntys Dev Auth Rev, 3.150%, 6/1/06 ........................  $    124,692
 1,000,000  CA Statewide Cmntys Dev Auth Rev, 3.930%, 6/30/06 .......................       997,859
   800,000  Darke Co OH BANS, 5.000%, 7/11/06 .......................................       801,076
   305,000  IN Bond Bk Rev (Sch Severance Fdg), 4.740%, 7/15/06 .....................       304,977
   285,000  Long Beach CA Pension Oblig, 6.870%, 9/1/06 .............................       287,943
   250,000  Miami Beach FL Spl Oblig Pension Fdg Rev, 4.240%, 9/1/06 ................       249,217
   375,000  Oakland CA Redev Agy Rev, 5.030%, 9/1/06 ................................       375,000
 1,000,000  Pittsburgh PA Urban Redev Auth Spl Tax, 4.500%, 9/1/06 ..................     1,001,212
 1,000,000  Lebanon OH LTGO BANS (Telecom), 5.250%, 9/19/06 .........................     1,003,398
   415,000  Norwalk CA Redev Agy, 4.770%, 10/1/06 ...................................       415,000
   465,000  Pataskala OH LTGO BANS, 6.000%, 12/29/06 ................................       466,650
   300,000  Bridgeport CT UTGO, 7.330%, 1/15/07 .....................................       305,487
 1,160,000  Ross Co, OH EDR Notes (Sports & Culture), 5.750%, 3/15/07 ...............     1,160,000
   200,000  San Francisco CA City & Cnty Arprt Rev Ser-13A, 6.875%, 5/1/10 ..........       204,324
   290,000  Miami Beach FL Redev Agy Tax Incrmnt Rev, 8.800%, 12/1/15 ...............       302,415
                                                                                       ------------
            TOTAL TAXABLE MUNICIPAL BONDS ...........................................  $  7,999,250
                                                                                       ------------

            COMMERCIAL PAPER -- 5.2%
$1,392,000  NSTAR, 4/3/06 ...........................................................  $  1,391,629
 7,000,000  UBS Americas Inc, 4/3/06 ................................................     6,998,121
                                                                                       ------------
            TOTAL COMMERCIAL PAPER ..................................................  $  8,389,750
                                                                                       ------------

            TOTAL INVESTMENT SECURITIES -- 99.8%
            (Amortized Cost $161,535,975) ...........................................  $161,535,975

            OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2% ...........................       369,108
                                                                                       ------------

            NET ASSETS -- 100.0% ....................................................  $161,905,083
                                                                                       ============

See accompanying notes to portfolios of investments and notes to financial statements.

U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT    INVESTMENT SECURITIES -- 82.4%                                                VALUE
--------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY OBLIGATIONS -- 69.2%
$  500,000  Overseas Private Investment Corp, 4.750%, 4/5/06 ........................  $   500,000
   500,000  Overseas Private Investment Corp, 4.800%, 4/5/06 ........................      500,000
 2,883,721  Overseas Private Investment Corp, 4.820%, 4/5/06 ........................    2,883,720
   200,000  FHLB, 2.000%, 4/6/06 ....................................................      199,950
   205,000  FHLB, 3.030%, 4/7/06 ....................................................      204,956
   100,000  FNMA Discount Note, 4/10/06 .............................................       99,881
   400,000  FNMA, 2.150%, 4/13/06 ...................................................      399,629
   175,000  FHLMC, 2.375%, 4/15/06 ..................................................      174,788
   500,000  FHLB, 2.500%, 4/19/06 ...................................................      499,393
   130,000  FNMA Discount Note, 4/19/06 .............................................      129,695
   150,000  FHLB Discount Note, 4/24/06 .............................................      149,545
   500,000  FHLB, 1.950%, 4/28/06 ...................................................      499,018
   100,000  FNMA, 2.625%, 4/28/06 ...................................................       99,843
   300,000  FNMA, 5.500%, 5/2/06 ....................................................      300,352
   200,000  FNMA, 2.750%, 5/12/06 ...................................................      199,623
   555,000  FHLB, 2.125%, 5/15/06 ...................................................      553,273
   200,000  FHLB, 3.000%, 5/15/06 ...................................................      199,557
   730,000  FNMA, 2.250%, 5/15/06 ...................................................      727,801
   500,000  FNMA Discount Note, 5/16/06 .............................................      496,943
   350,000  FHLMC, 2.800%, 5/19/06 ..................................................      349,119
 1,500,000  FHLB, 2.875%, 5/23/06 ...................................................    1,495,970
   150,000  FHLB, 4.000%, 5/30/06 ...................................................      149,887
   110,000  FHLB, 4.050%, 6/2/06 ....................................................      109,909
   175,000  FHLB, 3.350%, 6/9/06 ....................................................      174,610
   100,000  FHLMC, 2.000%, 6/9/06 ...................................................       99,455
   575,000  FHLB, 4.500%, 6/15/06 ...................................................      574,492
   200,000  FHLMC, 2.100%, 6/16/06 ..................................................      199,014
   375,000  FHLB, 1.875%, 6/23/06 ...................................................      372,753
   100,000  FFCB Discount Note, 6/28/06 .............................................       98,802
   500,000  FNMA, 2.680%, 6/29/06 ...................................................      497,310
   100,000  FHLB, 2.250%, 6/30/06 ...................................................       99,465
   250,000  FHLMC, 1.875%, 6/30/06 ..................................................      248,277
   200,000  FFCB Discount Note, 7/17/06 .............................................      197,087
   140,000  FHLB, 2.160%, 7/17/06 ...................................................      138,877
   400,000  FNMA, 2.450%, 12/19/06 ..................................................      393,133
   700,000  FNMA, 2.500%, 12/26/06 ..................................................      689,283
                                                                                       -----------
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS ................................  $14,705,410
                                                                                       -----------

            VARIABLE RATE DEMAND NOTES -- 13.2%
$1,350,000  FL HFC Rev (Tuscany)
              Guarantor:  FNMA, 4.880%, 4/6/06 ......................................  $ 1,350,000
 1,150,000  Sacramento Co CA Hsg Auth MFH Rev (Deer Park Apts)
              Guarantor: FNMA, 4.880%, 4/6/06 .......................................    1,150,000
   300,000  Simi Valley CA Hsg MFH Rev (Parker Ranch)
              Guarantor: FNMA, 4.880%, 4/6/06 .......................................      300,000
                                                                                       -----------
            TOTAL VARIABLE RATE DEMAND NOTES ........................................  $ 2,800,000
                                                                                       -----------

            TOTAL INVESTMENT SECURITIES - 82.4% .....................................  $17,505,410
                                                                                       -----------

U.S. GOVERNMENT MONEY MARKET FUND
(CONTINUED)
--------------------------------------------------------------------------------------------------
   FACE
  AMOUNT    REPURCHASE AGREEMENTS -- 18.2%                                                VALUE
--------------------------------------------------------------------------------------------------
$3,872,000  Nesbitt Burns Securities Inc 4.75% dated 03/31/06 due 04/03/06 repurchase proceeds $3,873,533 (Collateralized by $1,913,000 FHLMC
            4.50%, 7/15/13 market value $1,851,076, by $2,000,000 FNMA 6.63%,
            9/15/09 market value $2,098,389) ........................................  $ 3,872,000
                                                                                       -----------

            TOTAL INVESTMENT SECURITIES AND REPURCHASE AGREEMENTS -- 100.6%
            (Amortized Cost $21,377,410) ............................................  $21,377,410

            LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.6%) .........................     (124,705)
                                                                                       -----------

            NET ASSETS -- 100.0% ....................................................  $21,252,705
                                                                                       ===========

See accompanying notes to portfolios of investments and notes to financial statements.

NOTES TO PORTFOLIOS OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES

A variable rate demand note is a security payable on demand at par whose terms provide for the periodic readjustment of its interest rate on set dates and which, at any time, can reasonably be expected to have a market value that approximates its par value. The interest rates shown represent the effective rates as of the report date. The dates shown represent the scheduled next reset dates.

PORTFOLIO ABBREVIATIONS:

BANS - Bond Anticipation Notes
CDA - Communities Development Authority
EDR - Economic Development Revenue
FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FRN - Floating Rate Note
GNMA - Government National Mortgage Association
HFA - Housing Finance Authority
HFC - Housing Finance Coporation/Committee
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
LTGO - Limited Tax General Obligation
MFH - Multi-Family Housing
PFA - Public Finance Authority
UTGO - Unlimited Tax General Obligation
144a - This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

OTHER ITEMS (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING DISCLOSURE

The Sub-Advisor is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisor uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30, are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's (the Commission) Website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's Website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling
1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SCHEDULE OF SHAREHOLDER EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended March 31, 2006" to estimate the expenses you paid on your account during this period.

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

---------------------------------------------------------------------------------------------------------------------
                                                                                                      EXPENSES PAID
                                               NET EXPENSE                             ENDING           DURING THE
                                                  RATIO           BEGINNING           ACCOUNT           SIX MONTHS
                                               ANNUALIZED      ACCOUNT VALUE           VALUE               ENDED
                                                MARCH 31,          OCT. 1,            MARCH 31,           MARCH 31,
                                                  2006              2005*               2006               2006**
---------------------------------------------------------------------------------------------------------------------
CORE BOND FUND
  Class A Actual ...................             0.90%        $      1,000.00     $        996.00     $          4.48
  Class A Hypothetical .............             0.90%        $      1,000.00     $      1,020.44     $          4.53

  Class C Actual ...................             1.65%        $      1,000.00     $        992.20     $          8.20
  Class C Hypothetical .............             1.65%        $      1,000.00     $      1,016.70     $          8.30

HIGH YIELD FUND
  Class A Actual ...................             1.05%        $      1,000.00     $      1,030.20     $          5.31
  Class A Hypothetical .............             1.05%        $      1,000.00     $      1,019.70     $          5.29

  Class B Actual ...................             1.80%        $      1,000.00     $      1,026.40     $          9.09
  Class B Hypothetical .............             1.80%        $      1,000.00     $      1,015.96     $          9.05

  Class C Actual ...................             1.80%        $      1,000.00     $      1,026.30     $          9.09
  Class C Hypothetical .............             1.80%        $      1,000.00     $      1,015.96     $          9.05

INSTITUTIONAL MONEY MARKET FUND
      Actual .......................             0.20%        $      1,000.00     $      1,042.80     $          1.02
      Hypothetical .................             0.20%        $      1,000.00     $      1,023.93     $          1.01

MONEY MARKET FUND
  Class A Actual ...................             0.85%        $      1,000.00     $      1,036.60     $          4.32
  Class A Hypothetical .............             0.85%        $      1,000.00     $      1,020.69     $          4.28

  Class S Actual ...................             1.15%        $      1,000.00     $      1,033.50     $          5.83
  Class S Hypothetical .............             1.15%        $      1,000.00     $      1,019.20     $          5.79

U.S. GOVERNMENT MONEY MARKET FUND
      Actual .......................             0.95%        $      1,000.00     $      1,034.00     $          4.82
      Hypothetical .................             0.95%        $      1,000.00     $      1,020.19     $          4.78
---------------------------------------------------------------------------------------------------------------------

* The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 through March 31, 2006.)

** Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365] (to reflect the one-half year period).

--------------------------------------------------------------------------------

ADVISORY AGREEMENT APPROVAL DISCLOSURE

The Boards of Trustees (the "Board") of the Touchstone Investment Trust ("TINT") (the "Trust"), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Advisory Agreement between the Trust and the Advisor with respect to each Fund and the Sub-Advisory Agreement with respect to each Fund at a meeting held on November 17, 2005.

In determining whether to approve the continuation of the Advisory Agreement and the Sub-Advisory Agreement with respect to each of the Funds, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Advisory Agreement and of the Sub-Advisory Agreement is in the interests of each of the Funds and its respective shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies, (2) comparative performance information; (3) the Advisor's revenues and costs of providing services to the Funds; and (4) information about the Advisor's and Sub-Advisor's personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement and the Sub-Advisory Agreements with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement and the Sub-Advisory Agreement with respect to each Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement and the Sub-Advisory Agreement with respect to each of the Funds in private sessions with counsel at which no representatives of management were present.

In approving the Funds' Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds including the personnel providing services; (2) the Advisor's compensation and profitability; (3) comparison of fees and performance with other advisers; (4) economies of scale; and (5) the terms of the Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

NATURE, EXTENT AND QUALITY OF ADVISOR SERVICES. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. The Board discussed the Advisor's effectiveness in monitoring the performance of the Sub-Advisor, an affiliate of the Advisor, and its timeliness in responding to performance issues. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor's senior management through Board meetings, discussions and reports during the preceding year. The Board took into account the Advisor's willingness to consider and implement organizational and operational changes designed to improve investment results. The Board also took into account the Advisor's compliance policies and procedures. The quality of administrative and other services, including the Advisor's role in coordinating the activities of the Funds' other service providers, was also considered. The Board also considered the Advisor's relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

ADVISOR'S COMPENSATION AND PROFITABILITY. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor's relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor's business as a whole. The Trustees also considered Fund-by-Fund profitability data that they received from management, which indicated the relative profit and loss of each of the Funds. The Board noted that the Advisor has waived advisory fees and reimbursed expenses for each of the Funds and also

--------------------------------------------------------------------------------

ADVISORY AGREEMENT APPROVAL DISCLOSURE (CONTINUED)

pays the sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Trustees reviewed the profitability of the Advisor's relationship with the Funds both before and after tax expenses and whether the Advisor had the financial wherewithal to continue to provide a high level of services to the Funds, noting the ongoing commitment of the Advisor's parent with respect to providing support and resources as needed. The Trustees also considered that the Funds' distributor, an affiliate of the Advisor, received Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The Trustees also noted that the Advisor derives reputational and other benefits from its association with the Funds.

The Trustees recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor's level of profitability, if any, from its relationship with each Fund was reasonable and not excessive.

EXPENSES AND PERFORMANCE. The Board compared the advisory fees and total expense ratios for the Funds with various comparative data, including the industry median and average advisory fees and expense ratios in each Fund's respective peer group. The Board also considered the Funds' performance results during the six-months, twelve-months, twenty-four and thirty-six months ended September 30, 2005 and noted that the Board reviews on a quarterly basis detailed information about the Funds' performance results, portfolio composition and investment strategies.

The Board also considered the effect of each Fund's growth and size on its performance and expenses. The Board further noted that the Advisor has waived advisory fees and/or reimbursed expenses for each of the Funds as necessary to reduce their operating expenses to targeted levels. The Board noted that the fees under the Sub-Advisory Agreement with respect to each Fund are paid by the Advisor out of the advisory fee it receives from the Fund and the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the expense ratios and performance of the Funds, the Board also took into account the nature, extent and quality of the services provided by the Advisor and its affiliates.

The Board also discussed with management certain factors as set forth in the conditions to the Funds' exemptive order issued by the Securities and Exchange Commission relating to the investment by the non-money market Funds in the Institutional Money Market Fund (the "non-money market Funds"). Based upon the nature and extent of the services provided by the Advisor and the Sub-Advisor to the Funds and a discussion by management with respect to the costs to the Advisor and Sub-Advisor of the portion of the advisory fee and sub-advisory fee attributable to the portion of the non-money market Funds' assets to be invested in the Institutional Money Market Fund, the Board concluded that the advisory fee and the sub-advisory fee of each of the non-money market Funds are based on services that are in addition to, rather than duplicative of, services provided under the Advisory and Sub-Advisory Agreement with respect to the portion of such Funds to be invested in the Institutional Money Market Fund.

The Trustees considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

CORE BOND FUND. The Fund's advisory fee and total expense ratio (net of applicable expense waivers/reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Fund's performance for the six-months and twelve-months ended September 30, 2005 was in the 3rd quartile of the Fund's peer group and in the 4th quartile of the Fund's peer group for the twenty-four months and thirty-six

--------------------------------------------------------------------------------

ADVISORY AGREEMENT APPROVAL DISCLOSURE (CONTINUED)

months ended September 30, 2005. The Board noted management's discussion of the Fund's performance, including its representation that the Fund's peer ranking is within expectations. Based upon their review, the Trustees concluded that the quality of the services provided by the Advisor and the Fund's Sub-Advisor offset the current lower performance ranking and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

HIGH YIELD FUND. The Fund's advisory fee and total expense ratio (net of applicable expense waivers/reimbursements) were above the median and below the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Fund's performance for the six-months ended September 30, 2005 was in the 1st quartile of the Fund's peer group and for the twelve-months, twenty-four months and thirty-six months was in the 3rd quartile of the Fund's peer group. The Board took into account management's discussion of the Fund's performance, including the consistency of its portfolio management team in employing its strategies over time, and the Fund's performance against other high yield funds over the past five years. Based upon their review, the Trustees concluded that the Fund's performance is satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

INSTITUTIONAL MONEY MARKET FUND. The Fund's advisory fee and total expense ratio (net of applicable expense waivers/reimbursements) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee and reimbursing a portion of the Fund's expenses. The Fund's performance for the six-months, twelve-months, twenty-four months and thirty-six months ended September 30, 2005 was in the 2nd quartile of the Fund's peer group. The Trustees also took into account the relatively small level of difference in rakings among the funds in the peer group. Based upon their review, that the Fund's performance is satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

MONEY MARKET FUND. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were above the median and below the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Fund's performance for the six-months, twelve-months and twenty-four months ended September 30, 2005 was in the 2nd quartile of the Fund's peer group and in the 1st quartile for the thirty-six month period ended September 30, 2005. Based upon their review, the Trustees concluded that the Fund's performance has been satisfactory and that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

U.S. GOVERNMENT MONEY MARKET FUND. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median and above the median, respectively, of its peer group. The Trustees noted that the Advisor had explained previously that the Fund's higher expenses were in part attributable to small account size and high transaction volume. The Board noted that the Advisor was currently waiving a portion of its advisory fee. The Fund's performance for the six-months, twenty-four months and thirty-six months ended September 30, 2005 was in the 4th quartile of the Fund's peer group and in the 3rd quartile for the twelve-month period. The Board took into account management's discussion of the Fund, as well as the Fund's current asset levels. The Trustees also took into account the relatively small level of difference in rakings among the funds in the peer group. Based upon their review, the Trustees concluded that the Fund's advisory fee and performance were reasonable in view of the high quality of services received by the Fund and its purpose as a product in the Touchstone fund complex, as well as the other factors considered.

--------------------------------------------------------------------------------

ADVISORY AGREEMENT APPROVAL DISCLOSURE (CONTINUED)

ECONOMIES OF SCALE. The Board considered the effect of each Fund's current size and potential growth on its performance and fees. The Board considered the effective fees under the Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that may be realized if the assets of each Fund grows. The Board noted that the advisory fee schedule for each of the Funds except Institutional Money Market Fund contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees noted that the current fee level for the Money Market Fund and the U.S. Government Money Market Fund reflect such economies of scale. The Board also noted that the operating expense ratios for the Money Market Fund had been reduced from the prior year. The Board determined that adding breakpoints at specified levels to the advisory fees of the Institutional Money Market Fund would not be appropriate at this time. The Trustees also noted that if a Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than certain other expenses.

CONCLUSION. In considering the renewal of the Funds' Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds' Advisory Agreement with the Advisor, among others: (a) the Advisor has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the performance of each Fund is reasonable or satisfactory in relation to the performance of funds with similar investment objectives and to relevant indices; and (d) each Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Advisor. Based on their conclusions, the Board determined that continuation of the Advisory Agreement for each Fund would be in the interests of the respective Fund and its shareholders.

In approving the Funds' Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and its Sub-Advisory Agreement, among them:
(1) the nature, extent and quality of services provided to the Funds including the personnel providing services; (2) the Sub-Advisor's compensation; (3) a comparison of sub-advisory fees and performance with other advisers; and (4) the terms of the Sub-Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL. The Board considered information provided by the Advisor regarding the services provided by the Sub-Advisor, including information presented periodically throughout the previous year. The Board noted the affiliation of the Sub-Advisor with the Advisor, noting any potential conflicts of interest. The Board noted that, on a periodic basis, the Board meets with various portfolio managers of the Sub-Advisor to discuss their respective performance and investment process and strategies. The Board considered the Sub-Advisor's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Trustees also noted the Sub-Advisor's brokerage practices. The Board also considered the Sub-Advisor's regulatory and compliance history. The Board noted that the Advisor's compliance monitoring processes include quarterly reviews of compliance reports and annual compliance visits to the Sub-Advisor and that compliance issues are reported to the Board.

--------------------------------------------------------------------------------
ADVISORY AGREEMENT APPROVAL DISCLOSURE (CONTINUED)

SUB-ADVISOR'S COMPENSATION. The Board also took into consideration the financial condition of the Sub-Advisor and any indirect benefits derived by the Sub-Advisor and its affiliates from the Sub-Advisor's relationship with the Funds. In considering the profitability to that Sub-Advisor of its relationship with the Funds, the Trustees noted the undertakings of the Advisor to maintain expense limitations for the Funds and also noted that the fees under the Sub-Advisory Agreement were paid by the Advisor out of the advisory fees that it receives under the Advisory Agreement. As a consequence, the profitability to the Sub-Advisor of its relationship with each Fund were not substantial factors in the Trustees' deliberations. For similar reasons, the Trustees did not consider the potential economies of scale in the Sub-Advisor's management of the Funds to be substantial factors in their consideration at this time, although it was noted that the sub-advisory fee schedule for each of the Funds except Institutional Money Market Fund contains breakpoints that reduce the fee rate on assets above specified levels.

SUB-ADVISORY FEES AND FUND PERFORMANCE. The Board considered that each Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a sub-advisory fee to the Sub-Advisor. Accordingly, the Board considered the amount retained by the Advisor and the fee paid to the Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board compared the sub-advisory fees for each Fund with various comparative data, if available, including the industry median and average sub-advisory fees in each Fund's respective investment category, and found that each Fund's sub-advisory fee was reasonable and appropriate under the facts and circumstances.

CORE BOND FUND. The Fund's sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

HIGH YIELD FUND. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

INSTITUTIONAL MONEY MARKET FUND. The Fund's sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the Fund's sub-advisory fee is reasonable.

MONEY MARKET FUND. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered including the Fund's performance.

U.S. GOVERNMENT MONEY MARKET FUND. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

As noted above, the Board considered each Fund's performance during the six-months, twelvemonths, twenty-four months and thirty-six months ended September 30, 2005, as applicable, as compared to each Fund's respective peer group and noted that the Board reviews on a quarterly basis detailed information about the Funds' performance results, portfolio composition and investment strategies. It noted the Advisor's expertise and resources in monitoring the performance, investment style and risk adjusted performance of the Sub-Advisor. The Board was mindful of the Advisor's focus on the Sub-Advisor's performance and its ways of addressing underperformance.

--------------------------------------------------------------------------------

ADVISORY AGREEMENT APPROVAL DISCLOSURE (CONTINUED)

CONCLUSION. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weights to the various factors. The Board reached the following conclusions regarding the Sub-Advisory Agreement with respect to each Fund, among others:
(a) the Sub-Advisor is qualified to manage the applicable Fund's assets in accordance with its investment objectives and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the performance of each Fund is satisfactory or reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (d) each Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Advisor and the Sub-Advisor; and (e) the Sub-Advisor's investment strategies are appropriate for pursuing the respective investment objectives of each Fund. Based on their conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund would be in the interests of the respective Fund and its shareholders.

TOUCHSTONE INVESTMENTS

DISTRIBUTOR
Touchstone Securities, Inc.
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com


INVESTMENT ADVISOR
Touchstone Advisors, Inc.
303 Broadway
Cincinnati, Ohio 45202-4203


TRANSFER AGENT
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354


SHAREHOLDER SERVICE
800.543.0407


A Member of Western & Southern Financial Group(R)

--------------------------------------------------------------------------------

Touchstone Securities, Inc.
303 Broadway
Cincinnati, Ohio 45202-4203

ITEM 2. CODE OF ETHICS.

Not required for Semiannual Reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for Semiannual Reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for Semiannual Reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included in the Semiannual Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant does not have procedures by which shareholders may recommend nominees to its Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2) Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.

(b) Certification required by Item 11(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Investment Trust

By (Signature and Title)

/s/ Jill T. McGruder
--------------------------------------------------------------------------------
Jill T. McGruder
President

Date:  June 2, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jill T. McGruder
--------------------------------------------------------------------------------
Jill T. McGruder
President

Date:  June 2, 2006

/s/ Terrie A. Wiedenheft
--------------------------------------------------------------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date:  June 2, 2006